UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201
Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor New York, NY 10004

(Address of principal executive offices)                     (Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31
Date of reporting period: January 31, 2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 82.5%
Aerospace & Defense - 2.4%
21,392	Boeing Co.	$1,296,355
13,720	General Dynamics Corp.	917,182
11,803	Honeywell International, Inc.	456,068
2,889	ITT Corp.	139,568
1,850	L-3 Communications Holdings, Inc.	154,179
7,136	Lockheed Martin Corp.	531,775
5,136	Northrop Grumman Corp.	290,698
2,223	Precision Castparts Corp.	233,971
6,252	Raytheon Co.	327,792
13,278	United Technologies Corp.	895,999

		5,243,587

Air Freight & Logistics - 0.6%
2,691	C.H. Robinson Worldwide, Inc.	152,391
3,368	Expeditors International of Washington, Inc.	114,849
4,940	FedEx Corp.	387,049
10,977	United Parcel Service, Inc. Class B	634,141

		1,288,430

Airlines - 0.3%
34,434	Delta Air Lines, Inc. *	421,128
21,277	Southwest Airlines Co.	241,068

		662,196

Auto Components - 0.1%
13,636	Gentex Corp.	261,402

Automobiles - 0.2%
49,596	Ford Motor Co. *	537,621

Beverages - 1.7%
36,739	Coca-Cola Co.	1,993,091
5,071	Molson Coors Brewing Co. Class B	212,982
24,707	PepsiCo, Inc.	1,473,031

		3,679,104

Biotechnology - 1.7%
3,497	Abraxis Bioscience, Inc. *	142,852
4,621	Alexion Pharmaceuticals, Inc. *	214,276
24,869	Amgen, Inc. *	1,454,339
12,737	Amylin Pharmaceuticals, Inc. *	229,011
11,448	Biogen Idec, Inc. *	615,216
3,343	Cephalon, Inc. *	213,417
14,387	Gilead Sciences, Inc. *	694,460
4,930	Myriad Genetics, Inc. *	115,855

		3,679,426

Capital Markets - 2.2%
18,975	Bank of New York Mellon Corp.	551,983
32,236	Charles Schwab Corp.	589,596
2,393	Franklin Resources, Inc.	236,979
7,990	Goldman Sachs Group, Inc.	1,188,273
16,488	Invesco Ltd.	318,218
2,420	Lazard Ltd. Class A	93,267
20,188	Morgan Stanley	540,635
9,561	Northern Trust Corp.	483,022
7,836	State Street Corp.	336,008
4,054	T. Rowe Price Group, Inc.	201,159
5,231	TD Ameritrade Holding Corp. *	92,903
6,533	Waddell & Reed Financial, Inc. Class A	204,679

		4,836,722

Chemicals - 2.0%
3,330	Air Products & Chemicals, Inc.	252,947
17,656	Dow Chemical Co.	478,301
14,340	E.I. du Pont de Nemours & Co.	467,627
4,629	Eastman Chemical Co.	261,677
3,752	Ecolab, Inc.	164,713
5,194	International Flavors & Fragrances, Inc.	206,565
3,892	Lubrizol Corp.	286,801
10,142	Monsanto Co.	769,575
2,511	Mosaic Co.	134,364
10,349	Nalco Holding Co.	244,029
2,612	PPG Industries, Inc.	153,272
7,950	Praxair, Inc.	598,794
1,939	Sigma-Aldrich Corp.	92,781
17,817	Valhi, Inc.	285,963

		4,397,409

Commercial Banks - 2.7%
7,504	BancorpSouth, Inc.	171,692
25,393	BB&T Corp.	707,703
8,543	Comerica, Inc.	294,819
28,115	Fulton Financial Corp.	259,783
30,986	KeyCorp	222,479
30,678	Marshall & Ilsley Corp.	211,985
7,508	PNC Financial Services Group, Inc.	416,168

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Commercial Banks (continued) - 2.7%
13,772	SunTrust Banks, Inc.	$335,073
30,116	U.S. Bancorp	755,309
13,557	Valley National Bancorp	186,409
75,483	Wells Fargo & Co.	2,145,982
11,106	Wilmington Trust Corp.	145,711

		5,853,113

Commercial Services & Supplies - 0.4%
6,823	Avery Dennison Corp.	221,816
3,873	Stericycle, Inc. *	204,998
6,320	Waste Connections, Inc. *	203,314
7,806	Waste Management, Inc.	250,182

		880,310

Communications Equipment - 2.0%
91,541	Cisco Systems, Inc. *	2,056,926
1,798	CommScope, Inc. *	48,924
5,065	F5 Networks, Inc. *	250,363
6,587	Harris Corp.	282,714
8,304	Juniper Networks, Inc. *	206,188
36,381	Motorola, Inc. *	223,743
26,266	QUALCOMM, Inc.	1,029,365
28,592	Tellabs, Inc. *	183,847

		4,282,070

Computers & Peripherals - 4.1%
14,160	Apple, Inc. *	2,720,419
67,965	Dell, Inc. *	876,749
31,947	EMC Corp. *	532,556
37,953	Hewlett-Packard Co.	1,786,448
20,974	International Business Machines Corp.	2,567,008
5,283	NetApp, Inc. *	153,894
3,599	SanDisk Corp. *	91,487
7,802	Seagate Technology	130,527
3,536	Western Digital Corp. *	134,333

		8,993,421

Construction & Engineering - 0.3%
7,138	Fluor Corp.	323,637
2,413	Jacobs Engineering Group, Inc. *	91,187
4,001	URS Corp. *	179,565

		594,389

Construction Materials - 0.2%
2,307	Martin Marietta Materials, Inc.	182,668
4,672	Vulcan Materials Co.	206,456

		389,124

Consumer Finance - 0.7%
16,102	American Express Co.	606,401
17,921	Capital One Financial Corp.	660,568
3,541	Student Loan Corp.	160,407

		1,427,376

Containers & Packaging - 0.2%
4,578	Ball Corp.	232,517
1,588	Bemis Co., Inc.	44,559
9,642	Sealed Air Corp.	191,297

		468,373

Distributors - 0.1%
6,381	Genuine Parts Co.	240,436

Diversified Consumer Services - 0.3%
6,913	Career Education Corp. *	150,358
1,950	ITT Educational Services, Inc. *	188,897
28,372	Service Corp. International	217,613
222	Strayer Education, Inc.	46,127

		602,995

Diversified Financial Services - 2.7%
146,471	Bank of America Corp.	2,223,430
87,490	Citigroup, Inc.	290,467
1,054	CME Group, Inc.	302,308
9,361	Interactive Brokers Group, Inc. Class A *	148,840
2,890	Intercontinental Exchange, Inc. *	275,937
59,662	JPMorgan Chase & Co.	2,323,238
5,044	Moody’s Corp.	139,164
2,449	MSCI, Inc. Class A *	72,392

		5,775,776

Diversified Telecommunication - 2.2%
93,635	AT&T, Inc.	2,374,584
71,254	Verizon Communications, Inc.	2,096,293
22,036	Windstream Corp.	227,191

		4,698,068

Electric Utilities - 1.2%
20,428	Duke Energy Corp.	337,675
7,782	Entergy Corp.	593,844
10,456	Exelon Corp.	477,003
4,840	FirstEnergy Corp.	211,121
6,520	FPL Group, Inc.	317,915
10,307	Great Plains Energy, Inc.	184,083
12,417	Southern Co.	397,344

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Electric Utilities (continued) - 1.2%

		$2,518,985

Electrical Equipment - 0.3%
11,927	Emerson Electric Co.	495,448
2,035	First Solar, Inc. *	230,566

		726,014

Electronic Equipment & Instruments - 0.7%
7,881	Agilent Technologies, Inc. *	220,904
2,717	Amphenol Corp. Class A	108,245
1,896	Arrow Electronics, Inc. *	49,808
2,399	Avnet, Inc. *	63,430
24,663	Corning, Inc.	445,907
8,010	FLIR Systems, Inc. *	236,936
10,560	Molex, Inc.	212,890
8,284	Trimble Navigation Ltd. *	189,621

		1,527,741

Energy Equipment & Services - 1.4%
6,340	Baker Hughes, Inc.	287,075
4,634	BJ Services Co.	95,785
5,520	FMC Technologies, Inc. *	293,498
15,070	Helix Energy Solutions Group, Inc. *	159,893
16,592	National Oilwell Varco, Inc.	678,613
8,575	Rowan Cos, Inc. *	184,191
18,986	Schlumberger Ltd.	1,204,852
8,699	Smith International, Inc.	263,754

		3,167,661

Food & Staples Retailing - 1.9%
4,731	BJ’s Wholesale Club, Inc. *	159,860
6,889	Costco Wholesale Corp.	395,635
23,107	CVS Caremark Corp.	747,974
16,900	Safeway, Inc.	379,405
15,738	Walgreen Co.	567,355
35,088	Wal-Mart Stores, Inc.	1,874,752

		4,124,981

Food Products - 1.0%
10,359	Archer-Daniels-Midland Co.	310,459
1,937	Bunge Ltd.	113,876
7,808	Campbell Soup Co.	258,523
17,744	ConAgra Foods, Inc.	403,499
5,894	Corn Products International, Inc.	167,507
9,688	Dean Foods Co. *	170,799
23,373	Kraft Foods, Inc. Class A	646,497
5,888	McCormick & Co., Inc.	213,734

		2,284,894

Gas Utilities - 0.1%
6,908	Questar Corp.	286,544

Health Care Equipment & Supplies - 2.2%
9,601	Baxter International, Inc.	552,922
8,787	Becton Dickinson and Co.	662,276
59,768	Boston Scientific Corp. *	515,798
3,941	C.R. Bard, Inc.	326,669
7,141	CareFusion Corp. *	183,881
2,798	Edwards Lifesciences Corp. *	250,757
9,025	Hill-Rom Holdings, Inc.	210,914
13,272	Hologic, Inc. *	200,009
6,367	Hospira, Inc. *	322,425
17,764	Medtronic, Inc.	761,898
5,368	Stryker Corp.	278,707
2,464	Varian Medical Systems, Inc. *	123,915
8,536	Zimmer Holdings, Inc. *	480,748

		4,870,919

Health Care Providers & Services - 1.7%
14,287	Cardinal Health, Inc.	472,471
6,616	Community Health Systems, Inc. *	215,814
9,833	Express Scripts, Inc. *	824,595
4,227	Henry Schein, Inc. *	228,469
4,297	Laboratory Corp. of America Holdings *	305,517
4,309	McKesson Corp.	253,455
7,658	Medco Health Solutions, Inc. *	470,814
3,004	Quest Diagnostics, Inc.	167,233
1,451	Universal Health Services, Inc. Class B	42,311
10,661	WellPoint, Inc. *	679,319

		3,659,998

Hotels, Restaurants & Leisure - 1.6%
17,383	Carnival Corp.	579,375
5,303	International Speedway Corp. Class A	136,340
11,848	Marriott International, Inc. Class A	310,773
17,507	McDonald’s Corp.	1,092,962
11,722	Royal Caribbean Cruises Ltd. *	305,827
21,484	Starbucks Corp. *	468,136
4,719	Wynn Resorts Ltd. *	292,012
7,326	Yum! Brands, Inc.	250,622

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Hotels, Restaurants & Leisure (continued) - 1.6%

		$3,436,047

Household Durables - 0.5%
6,197	Fortune Brands, Inc.	257,609
7,543	Garmin Ltd.	243,714
19,032	Lennar Corp. Class A	292,332
16,855	Newell Rubbermaid, Inc.	228,722

		1,022,377

Household Products - 2.6%
5,515	Clorox Co.	326,323
19,821	Colgate-Palmolive Co.	1,586,275
16,435	Kimberly-Clark Corp.	976,075
46,259	Procter & Gamble Co.	2,847,241

		5,735,914

Independent Power Producers & Energy Traders - 0.2%
7,679	Constellation Energy Group, Inc.	247,878
4,210	NRG Energy, Inc. *	101,503

		349,381

Industrial Conglomerates - 1.8%
11,020	3M Co.	887,000
6,195	Carlisle Cos, Inc.	207,656
168,061	General Electric Co.	2,702,421
5,087	Textron, Inc.	99,349

		3,896,426

Insurance - 2.4%
7,420	Aflac, Inc.	359,351
8,513	Allstate Corp.	254,794
7,286	American Financial Group, Inc.	180,766
4,007	American International Group, Inc. *	97,090
1,923	American National Insurance Co.	204,684
831	Arch Capital Group Ltd. *	59,450
2,633	Arthur J. Gallagher & Co.	59,374
7,082	Aspen Insurance Holdings Ltd.	188,594
5,586	Chubb Corp.	279,300
6,778	HCC Insurance Holdings, Inc.	183,684
8,293	Marsh & McLennan Cos, Inc.	178,797
14,947	MetLife, Inc.	527,928
11,799	OneBeacon Insurance Group Ltd. Class A	153,151
12,324	Principal Financial Group, Inc.	284,068
10,809	Progressive Corp.	179,213
15,202	Prudential Financial, Inc.	759,948
4,803	Reinsurance Group of America, Inc.	234,002
9,289	Travelers Cos, Inc.	470,674
10,786	Unitrin, Inc.	234,056
474	Wesco Financial Corp.	167,322
719	White Mountains Insurance Group Ltd.	230,418

		5,286,664

Internet & Catalog Retail - 0.7%
10,455	Amazon.com, Inc. *	1,311,162
3,761	NetFlix, Inc. *	234,122

		1,545,284

Internet Software & Services - 1.7%
2,743	Akamai Technologies, Inc. *	67,752
44,358	eBay, Inc. *	1,021,121
603	Equinix, Inc. *	58,027
3,803	Google, Inc. Class A *	2,013,384
3,062	VeriSign, Inc. *	70,150
4,429	WebMD Health Corp. Class A *	172,642
18,848	Yahoo!, Inc. *	282,908

		3,685,984

IT Services - 1.4%
1,441	Affiliated Computer Services, Inc. Class A *	88,650
3,069	Amdocs Ltd. *	87,743
7,959	Automatic Data Processing, Inc.	324,648
9,989	Broadridge Financial Solutions, Inc.	216,961
4,634	Cognizant Technology Solutions Corp. Class A *	202,320
2,402	Computer Sciences Corp. *	123,223
5,533	Hewitt Associates, Inc. Class A *	218,443
1,352	MasterCard, Inc. Class A	337,865
7,016	NeuStar, Inc. Class A *	157,579
5,108	Paychex, Inc.	148,081
12,101	Total System Services, Inc.	173,165
7,133	Visa, Inc. Class A	585,120
27,825	Western Union Co.	515,875

		3,179,673

Life Sciences Tools & Services - 0.4%
1,951	Bio-Rad Laboratories, Inc. Class A *	181,794
1,013	Covance, Inc. *	58,865

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Life Sciences Tools & Services (continued) - 0.4%
7,244	Pharmaceutical Product Development, Inc.	$169,220
2,538	Techne Corp.	166,544
4,081	Waters Corp. *	232,535

		808,958

Machinery - 1.4%
9,551	Caterpillar, Inc.	498,944
10,253	Danaher Corp.	731,552
12,295	Deere & Co.	614,135
7,126	Illinois Tool Works, Inc.	310,622
3,880	Navistar International Corp. *	143,521
5,763	PACCAR, Inc.	207,641
6,843	Pall Corp.	235,878
4,977	Stanley Works	255,071
332	Valmont Industries, Inc.	23,061

		3,020,425

Media - 2.6%
45,622	Comcast Corp. Class A	722,196
19,665	DIRECTV Class A *	596,833
6,159	Interactive Data Corp.	176,332
36,136	News Corp. Class A	455,675
11,142	Regal Entertainment Group Class A	164,567
5,590	Time Warner Cable, Inc.	243,668
35,449	Time Warner, Inc.	973,075
8,616	Viacom, Inc. Class B *	251,070
73,668	Walt Disney Co.	2,176,889

		5,760,305

Metals & Mining - 0.9%
15,462	Alcoa, Inc.	196,831
1,786	Commercial Metals Co.	24,540
2,841	Compass Minerals International, Inc.	179,097
6,536	Freeport-McMoRan Copper & Gold, Inc.	435,886
7,595	Newmont Mining Corp.	325,522
4,990	Nucor Corp.	203,592
9,301	Southern Copper Corp. *	247,686
15,697	Titanium Metals Corp. *	182,556
2,273	United States Steel Corp.	100,989

		1,896,699

Multiline Retail - 0.4%
4,838	Kohl’s Corp. *	243,690
11,936	Target Corp.	611,959

		855,649

Multi-Utilities - 1.6%
6,688	Alliant Energy Corp.	208,666
16,890	CenterPoint Energy, Inc.	235,616
14,075	CMS Energy Corp.	213,518
23,410	Dominion Resources, Inc.	876,939
2,602	DTE Energy Co.	109,388
5,717	NSTAR	196,322
5,846	PG&E Corp.	246,935
20,078	Public Service Enterprise Group, Inc.	614,186
5,878	SCANA Corp.	209,316
4,954	Wisconsin Energy Corp.	242,449
18,081	Xcel Energy, Inc.	375,723

		3,529,058

Office Electronics - 0.1%
6,393	Zebra Technologies Corp. Class A *	166,857

Oil, Gas & Consumable Fuels - 8.0%
6,586	Alpha Natural Resources, Inc. *	267,457
19,805	Anadarko Petroleum Corp.	1,263,163
5,319	Apache Corp.	525,358
5,887	Cabot Oil & Gas Corp.	225,295
9,939	Chesapeake Energy Corp.	246,288
31,816	Chevron Corp.	2,294,570
5,824	Cimarex Energy Co.	286,599
4,485	Comstock Resources, Inc. *	174,870
23,512	ConocoPhillips	1,128,576
7,166	Consol Energy, Inc.	334,007
7,046	Devon Energy Corp.	471,448
7,265	EOG Resources, Inc.	656,901
77,443	Exxon Mobil Corp.	4,989,652
10,127	Forest Oil Corp. *	244,263
7,287	Hess Corp.	421,116
11,232	Marathon Oil Corp.	334,826
11,474	Mariner Energy, Inc. *	165,799
6,736	Noble Energy, Inc.	498,060
12,864	Occidental Petroleum Corp.	1,007,766
6,740	Plains Exploration & Production Co. *	224,779
5,452	Southwestern Energy Co. *	233,782
25,590	Spectra Energy Corp.	543,788

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Oil, Gas & Consumable Fuels (continued) - 8.0%
7,853	St. Mary Land & Exploration Co.	$251,610
9,209	Williams Cos, Inc.	191,916
9,202	XTO Energy, Inc.	410,133

		17,392,022

Paper & Forest Products - 0.1%
6,858	International Paper Co.	157,117
3,356	Weyerhaeuser Co.	133,904

		291,021

Personal Products - 0.1%
4,470	Mead Johnson Nutrition Co. Class A	202,178

Pharmaceuticals - 4.4%
24,525	Abbott Laboratories	1,298,354
31,438	Bristol-Myers Squibb Co.	765,830
16,086	Eli Lilly & Co.	566,227
11,966	Forest Laboratories, Inc. *	354,672
43,733	Johnson & Johnson	2,749,056
33,462	Merck & Co., Inc.	1,277,579
14,766	Mylan, Inc. *	269,184
107,092	Pfizer, Inc.	1,998,337
6,321	Valeant Pharmaceuticals International *	211,564

		9,490,803

Professional Services - 0.2%
6,947	Equifax, Inc.	222,304
3,306	FTI Consulting, Inc. *	137,034

		359,338

Real Estate Investment Trusts - 0.9%
3,544	AvalonBay Communities, Inc.	271,506
6,306	BRE Properties, Inc.	202,233
5,019	Digital Realty Trust, Inc.	240,912
16,728	Douglas Emmett, Inc.	231,348
2,476	Essex Property Trust, Inc.	197,312
1,885	Health Care REIT, Inc.	81,055
12,857	Hospitality Properties Trust	284,397
11,037	Kimco Realty Corp.	139,287
2,552	Regency Centers Corp.	85,466
3,769	Simon Property Group, Inc.	271,368
1,482	SL Green Realty Corp.	67,416

		2,072,300

Road & Rail - 1.1%
8,024	Burlington Northern Santa Fe Corp.	800,234
7,732	CSX Corp.	331,394
14,562	Norfolk Southern Corp.	685,288
8,001	Union Pacific Corp.	484,061

		2,300,977

Semiconductors & Semiconductor Equipment - 1.9%
12,430	Altera Corp.	265,008
4,625	Analog Devices, Inc.	124,690
21,098	Applied Materials, Inc.	256,974
7,799	Broadcom Corp. Class A*	208,389
88,638	Intel Corp.	1,719,577
12,266	Intersil Corp. Class A	165,223
2,698	KLA-Tencor Corp.	76,084
9,267	Linear Technology Corp.	241,869
8,175	Marvell Technology Group Ltd. *	142,490
4,839	Maxim Integrated Products, Inc.	84,586
3,547	MEMC Electronic Materials, Inc. *	44,621
2,903	Microchip Technology, Inc.	74,926
13,437	Micron Technology, Inc. *	117,171
8,669	NVIDIA Corp. *	133,416
20,211	Texas Instruments, Inc.	454,747
4,349	Xilinx, Inc.	102,549

		4,212,320

Software - 3.5%
8,862	Activision Blizzard, Inc. *	90,038
12,582	Adobe Systems, Inc. *	406,399
5,429	ANSYS, Inc. *	227,258
9,951	Autodesk, Inc. *	236,734
7,338	BMC Software, Inc. *	283,540
6,235	CA, Inc.	137,419
2,871	Citrix Systems, Inc. *	119,290
5,127	Electronic Arts, Inc. *	83,468
12,819	Intuit, Inc. *	379,571
2,468	McAfee, Inc. *	93,044
122,319	Microsoft Corp.	3,446,949
33,576	Novell, Inc. *	150,085
60,662	Oracle Corp.	1,398,866
2,997	Red Hat, Inc. *	81,578
1,720	Salesforce.com, Inc. *	109,306

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Software (continued) - 3.5%
13,030	Symantec Corp. *	$220,859
8,975	Synopsys, Inc. *	190,898

		7,655,302

Specialty Retail - 1.6%
12,428	CarMax, Inc. *	256,390
26,919	Home Depot, Inc.	754,001
23,394	Lowe’s Cos, Inc.	506,480
5,503	O’Reilly Automotive, Inc. *	208,013
5,224	Ross Stores, Inc.	239,938
28,380	Staples, Inc.	665,795
16,396	TJX Cos, Inc.	623,212
8,164	Urban Outfitters, Inc. *	257,737

		3,511,566

Textiles, Apparel & Luxury Goods - 0.2%
5,732	NIKE, Inc. Class B	365,415

Thrifts & Mortgage Finance - 0.3%
18,559	Hudson City Bancorp, Inc.	246,278
12,987	TFS Financial Corp.	167,013
11,283	Washington Federal, Inc.	210,428

		623,719

Tobacco - 1.6%
82,036	Altria Group, Inc.	1,629,235
31,130	Philip Morris International, Inc.	1,416,726
6,695	Reynolds American, Inc.	356,174

		3,402,135

Trading Companies & Distributors - 0.1%
5,995	Fastenal Co.	248,673

Wireless Telecommunication Services - 0.6%
15,781	American Tower Corp. Class A*	669,903
4,618	Crown Castle International Corp. *	170,589
9,277	NII Holdings, Inc. *	303,729
80,348	Sprint Nextel Corp. *	263,541

		1,407,762

	TOTAL COMMON STOCKS (Cost $157,491,332)	$179,670,317

SHORT TERM INVESTMENTS - 22.4%
MONEY MARKET FUNDS- 22.4%
48,766,457	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$48,766,457

	TOTAL SHORT TERM INVESTMENTS (Cost $48,766,457)	$48,766,457

	TOTAL INVESTMENTS (Cost $206,257,789) - 104.9% (b)	$228,436,774
	Liabilities in Excess of Other Assets - (4.9%)	(10,634,138)

	TOTAL NET ASSETS - 100.0%	$217,802,636

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $207,608,614.

Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Index	490,000	$271,145,770	5/6/2010	$19,539,703
Morgan Stanley Capital Services	Russell 1000 Index	48,800	30,379,739	1/19/2011	(1,516,444)
BNP Paribas	Russell 1000 Index	25,000	15,364,172	2/14/2011	(612,272)
Merrill Lynch International	Russell 1000 Index	156,700	94,687,164	2/24/2011	(2,318,300)
Deutsche Bank AG London	Russell 1000 Index	83,100	51,231,530	8/21/2014	(2,218,412)

			$462,808,375		$12,874,275

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 104.9%
MONEY MARKET FUNDS- 104.9%
321,408,586	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$321,408,586

	TOTAL SHORT TERM INVESTMENTS (Cost $321,408,586)	$321,408,586

	TOTAL INVESTMENTS (Cost $321,408,586) - 104.9%	$321,408,586
	Liabilities in Excess of Other Assets - (4.9%)	(15,116,509)

	TOTAL NET ASSETS - 100.0%	$306,292,077

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $195,103,555.
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Index	1,047,300	$606,013,673	5/6/2010	$(14,185,904)
Deutsche Bank AG London	Russell 1000 Index	60,000	36,480,353	6/18/2010	1,034,254
Morgan Stanley Capital Services	Russell 1000 Index	239,800	145,774,338	1/19/2011	4,231,276
BNP Paribas	Russell 1000 Index	40,000	24,867,725	2/14/2011	1,284,919
Merrill Lynch International	Russell 1000 Index	172,200	104,268,369	2/24/2011	2,749,131

			$917,404,458		$(4,886,324)

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 88.4%
Aerospace & Defense - 1.7%
1,132	BE Aerospace, Inc. *	$25,391
1,368	Goodrich Corp.	84,693
2,010	ITT Corp.	97,103
1,287	L-3 Communications Holdings, Inc.	107,259
1,547	Precision Castparts Corp.	162,822
1,749	Rockwell Collins, Inc.	93,029
640	TransDigm Group, Inc. *	30,893

		601,190

Air Freight & Logistics - 0.9%
1,871	C.H. Robinson Worldwide, Inc.	105,955
5,863	Expeditors International of Washington, Inc.	199,928

		305,883

Airlines - 0.3%
3,411	AMR Corp. *	23,604
8,182	Southwest Airlines Co.	92,702

		116,306

Auto Components - 0.2%
2,079	WABCO Holdings, Inc.	53,742

Automobiles - 0.2%
2,589	Harley-Davidson, Inc.	58,874

Beverages - 0.7%
3,411	Coca-Cola Enterprises, Inc.	68,868
2,804	Dr Pepper Snapple Group, Inc.	77,559
1,412	Molson Coors Brewing Co. Class B	59,304
1,564	PepsiAmericas, Inc.	45,434

		251,165

Biotechnology - 0.7%
906	Alexion Pharmaceuticals, Inc. *	42,011
1,556	Amylin Pharmaceuticals, Inc. *	27,977
1,274	Dendreon Corp. *	35,290
1,287	United Therapeutics Corp. *	76,667
1,912	Vertex Pharmaceuticals, Inc. *	73,421

		255,366

Building Products - 0.2%
3,968	Masco Corp.	53,806

Capital Markets - 2.6%
3,497	Ameriprise Financial, Inc.	133,725
1,287	Eaton Vance Corp.	37,078
8,457	Invesco Ltd.	163,220
4,452	Janus Capital Group, Inc.	54,359
1,281	Jefferies Group, Inc. *	32,717
1,555	Legg Mason, Inc.	40,088
3,342	SEI Investments Co.	59,187
6,627	T. Rowe Price Group, Inc.	328,832
2,887	TD Ameritrade Holding Corp. *	51,273

		900,479

Chemicals - 2.4%
898	Airgas, Inc.	37,949
1,010	Albemarle Corp.	36,077
819	Ashland, Inc.	33,096
1,084	Cabot Corp.	27,946
3,962	Celanese Corp. Class A	115,294
971	Eastman Chemical Co.	54,891
2,612	Ecolab, Inc.	114,667
1,817	PPG Industries, Inc.	106,622
1,418	RPM International, Inc.	26,517
1,233	Scotts Miracle-Gro Co. Class A	48,950
3,371	Sigma-Aldrich Corp.	161,302
1,101	Terra Industries, Inc.	34,792
1,107	Valspar Corp.	29,313

		827,416

Commercial Banks - 2.1%
2,301	BancorpSouth, Inc.	52,647
528	Bank of Hawaii Corp.	24,013
8,239	CapitalSource, Inc.	39,465
476	City National Corp.	23,510
1,669	Comerica, Inc.	57,597
6,372	Fifth Third Bancorp	79,268
6,120	First Horizon National Corp. *	79,254
11,991	Huntington Bancshares, Inc.	57,437
1,982	M&T Bank Corp.	146,172
2,943	Marshall & Ilsley Corp.	20,336
4,933	SunTrust Banks, Inc.	120,020
1,273	Zions Bancorporation	24,149

		723,868

Commercial Services & Supplies - 1.1%
1,300	Brink’s Co.	30,394
2,877	Cintas Corp.	72,241
1,991	Iron Mountain, Inc. *	45,514
4,156	R.R. Donnelley & Sons Co.	82,372

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Commercial Services & Supplies (continued) - 1.1%
3,556	Republic Services, Inc.	$95,265
937	Stericycle, Inc. *	49,595

		375,381

Communications Equipment - 0.4%
918	CommScope, Inc. *	24,979
4,907	JDS Uniphase Corp. *	38,569
10,928	Tellabs, Inc. *	70,267

		133,815

Computers & Peripherals - 1.4%
1,829	Diebold, Inc.	48,597
3,675	NetApp, Inc. *	107,053
1,312	QLogic Corp. *	22,553
9,259	Seagate Technology	154,903
4,768	Teradata Corp. *	133,361

		466,467

Construction & Engineering - 0.4%
1,986	Fluor Corp.	90,045
3,016	Quanta Services, Inc. *	54,952

		144,997

Construction Materials - 0.5%
1,514	Eagle Materials, Inc.	34,534
3,053	Vulcan Materials Co.	134,912

		169,446

Consumer Finance - 0.6%
2,945	AmeriCredit Corp. *	61,757
9,799	Discover Financial Services	134,050

		195,807

Containers & Packaging - 0.6%
748	AptarGroup, Inc.	26,539
1,767	Crown Holdings, Inc. *	42,072
1,132	Packaging Corp. of America	24,949
1,457	Pactiv Corp. *	32,855
3,218	Sealed Air Corp.	63,845
1,102	Sonoco Products Co.	30,592

		220,852

Distributors - 0.3%
1,761	Genuine Parts Co.	66,354
1,560	LKQ Corp. *	29,250

		95,604

Diversified Consumer Services - 1.1%
1,465	Apollo Group, Inc. Class A *	88,764
1,339	Brink’s Home Security Holdings, Inc. *	54,899
2,022	Career Education Corp. *	43,978
687	DeVry, Inc.	41,948
817	ITT Educational Services, Inc. *	79,143
5,594	Service Corp. International	42,906
1,316	Weight Watchers International, Inc.	37,980

		389,618

Diversified Financial Services - 0.8%
2,050	Interactive Brokers Group, Inc. Class A *	32,595
804	Intercontinental Exchange, Inc. *	76,766
2,068	Leucadia National Corp. *	46,178
2,072	Moody’s Corp.	57,166
2,952	NYSE Euronext	69,106

		281,811

Diversified Telecommunication - 0.4%
1,647	tw telecom, Inc. *	25,380
9,908	Windstream Corp.	102,151

		127,531

Electric Utilities - 2.1%
4,677	Allegheny Energy, Inc.	97,983
3,202	DPL, Inc.	85,942
3,598	Edison International	119,885
4,836	Northeast Utilities	122,448
2,847	Pepco Holdings, Inc.	46,748
4,153	PPL Corp.	122,472
3,082	Progress Energy, Inc.	120,106

		715,584

Electrical Equipment - 0.5%
1,186	AMETEK, Inc.	43,218
1,434	General Cable Corp. *	41,729
1,566	Rockwell Automation, Inc.	75,544

		160,491

Electronic Equipment & Instruments - 1.3%
5,308	Agilent Technologies, Inc. *	148,783
1,892	Amphenol Corp. Class A	75,377
1,321	Arrow Electronics, Inc. *	34,703
1,668	Avnet, Inc. *	44,102
579	Dolby Laboratories, Inc. Class A *	29,141
1,788	Ingram Micro, Inc. Class A *	30,217
437	Itron, Inc. *	26,893
2,073	Jabil Circuit, Inc.	30,017
1,320	Trimble Navigation Ltd. *	30,215

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Electronic Equipment & Instruments (continued) - 1.3%

		$449,448

Energy Equipment & Services - 2.4%
8,064	BJ Services Co.	166,683
2,396	Cameron International Corp. *	90,233
1,349	Diamond Offshore Drilling, Inc.	123,474
2,276	Dresser-Rand Group, Inc. *	67,324
2,213	Exterran Holdings, Inc. *	44,880
1,365	FMC Technologies, Inc. *	72,577
1,165	Helmerich & Payne, Inc.	48,732
3,126	Nabors Industries Ltd. *	69,710
1,917	Pride International, Inc. *	56,743
1,249	Rowan Cos, Inc. *	26,828
121	Seahawk Drilling, Inc. *	2,530
868	Tidewater, Inc.	40,640

		810,354

Food & Staples Retailing - 0.7%
8,457	Safeway, Inc.	189,860
2,079	Whole Foods Market, Inc. *	56,590

		246,450

Food Products - 3.4%
1,348	Bunge Ltd.	79,249
2,174	Campbell Soup Co.	71,981
4,939	ConAgra Foods, Inc.	112,313
2,059	Corn Products International, Inc.	58,517
5,460	Del Monte Foods Co.	62,135
3,475	H.J. Heinz Co.	151,614
1,924	Hormel Foods Corp.	74,459
3,270	J.M. Smucker Co.	196,429
1,508	McCormick & Co., Inc.	54,740
625	Ralcorp Holdings, Inc. *	38,625
14,607	Sara Lee Corp.	177,329
1,342	Smithfield Foods, Inc. *	20,211
5,540	Tyson Foods, Inc. Class A	76,563

		1,174,165

Gas Utilities - 0.6%
860	AGL Resources, Inc.	30,349
1,446	EQT Corp.	63,653
2,908	ONEOK, Inc.	122,689

		216,691

Health Care Equipment & Supplies - 2.3%
803	Beckman Coulter, Inc.	52,492
1,640	DENTSPLY International, Inc.	54,989
1,149	Edwards Lifesciences Corp. *	102,973
1,438	Gen-Probe, Inc. *	61,733
4,431	Hospira, Inc. *	224,386
652	IDEXX Laboratories, Inc. *	34,223
418	Intuitive Surgical, Inc. *	137,129
1,699	Kinetic Concepts, Inc. *	70,152
1,385	Varian Medical Systems, Inc. *	69,652

		807,729

Health Care Providers & Services - 2.5%
3,335	AmerisourceBergen Corp.	90,912
3,013	CIGNA Corp.	101,749
2,164	DaVita, Inc. *	129,321
7,983	Health Management Associates, Inc. Class A *	53,007
996	Henry Schein, Inc. *	53,834
2,539	Humana, Inc. *	123,446
1,196	Laboratory Corp. of America Holdings *	85,036
3,271	Omnicare, Inc.	81,775
1,716	Quest Diagnostics, Inc.	95,530
5,301	Tenet Healthcare Corp. *	29,368
1,008	Universal Health Services, Inc. Class B	29,393

		873,371

Health Care Technology - 0.3%
2,359	Allscripts-Misys Healthcare Solutions, Inc. *	38,829
741	Cerner Corp. *	56,057

		94,886

Hotels, Restaurants & Leisure - 2.4%
3,524	Boyd Gaming Corp. *	27,487
1,514	Darden Restaurants, Inc.	55,957
6,826	Las Vegas Sands Corp. *	105,803
3,298	Marriott International, Inc. Class A	86,507
759	Panera Bread Co. Class A *	54,208
3,612	Royal Caribbean Cruises Ltd. *	94,237
2,091	Scientific Games Corp. Class A *	29,441
5,154	Starwood Hotels & Resorts Worldwide, Inc.	171,731
10,183	Wendy’s/Arby’s Group, Inc. Class A	46,944
1,246	WMS Industries, Inc. *	46,202
1,848	Wynn Resorts Ltd. *	114,354

		832,871

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Household Durables - 1.7%
1,659	Fortune Brands, Inc.	$68,965
1,963	Harman International Industries, Inc.	69,785
4,328	Leggett & Platt, Inc.	79,029
1,535	Mohawk Industries, Inc. *	63,564
7,665	Newell Rubbermaid, Inc.	104,014
140	NVR, Inc. *	95,780
5,684	Pulte Homes, Inc. *	59,796
815	Whirlpool Corp.	61,272

		602,205

Household Products - 0.3%
1,536	Clorox Co.	90,885

Independent Power Producers & Energy Traders - 0.7%
2,195	Constellation Energy Group, Inc.	70,855
16,522	Dynegy, Inc. Class A *	26,766
2,572	Mirant Corp. *	36,188
2,930	NRG Energy, Inc. *	70,642
816	Ormat Technologies, Inc.	28,087

		232,538

Industrial Conglomerates - 0.7%
6,310	McDermott International, Inc. *	149,042
4,438	Textron, Inc.	86,674

		235,716

Insurance - 4.1%
1,367	Allied World Assurance Co. Holdings Ltd.	61,187
1,107	Arthur J. Gallagher & Co.	24,963
3,015	Assurant, Inc.	94,761
1,288	Brown & Brown, Inc.	22,669
1,375	Endurance Specialty Holdings Ltd.	49,527
989	Erie Indemnity Co. Class A	38,571
1,825	First American Corp.	53,965
1,412	Hanover Insurance Group, Inc.	59,897
3,594	Hartford Financial Services Group, Inc.	86,220
5,771	Marsh & McLennan Cos, Inc.	124,423
6,667	MBIA, Inc. *	32,868
295	Mercury General Corp.	11,275
1,562	PartnerRe Ltd.	116,510
3,614	Principal Financial Group, Inc.	83,303
7,521	Progressive Corp.	124,698
2,009	Reinsurance Group of America, Inc.	97,878
560	StanCorp Financial Group, Inc.	24,069
914	Torchmark Corp.	41,039
301	Transatlantic Holdings, Inc.	14,957
3,659	Unum Group	71,607
3,710	W.R. Berkley Corp.	90,264
86	White Mountains Insurance Group Ltd.	27,560
3,778	XL Capital Ltd. Class A	63,357

		1,415,568

Internet & Catalog Retail - 0.8%
2,028	Expedia, Inc. *	43,419
1,126	priceline.com, Inc. *	219,964

		263,383

Internet Software & Services - 0.9%
4,772	Akamai Technologies, Inc. *	117,868
1,048	Equinix, Inc. *	100,849
3,013	IAC/InterActiveCorp *	60,501
829	Sohu.com, Inc. *	41,740

		320,958

IT Services - 2.5%
641	Alliance Data Systems Corp. *	38,114
3,226	Cognizant Technology Solutions Corp. Class A *	140,847
4,183	Computer Sciences Corp. *	214,588
1,062	DST Systems, Inc. *	48,140
5,281	Fidelity National Information Services, Inc.	124,420
2,020	Fiserv, Inc. *	90,981
888	Global Payments, Inc.	39,516
1,122	Lender Processing Services, Inc.	43,489
4,722	Paychex, Inc.	136,891

		876,986

Leisure Equipment & Products - 0.3%
4,806	Mattel, Inc.	94,774

Life Sciences Tools & Services - 1.5%
3,397	Illumina, Inc. *	124,636
1,929	Life Technologies Corp. *	95,891
930	Mettler-Toledo International, Inc. *	90,647
3,219	PerkinElmer, Inc.	64,831
2,901	Pharmaceutical Product Development, Inc.	67,767
1,028	Techne Corp.	67,457

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Life Sciences Tools & Services (continued) - 1.5%

		$511,229

Machinery - 4.0%
1,021	AGCO Corp. *	31,559
1,642	Crane Co.	50,114
5,572	Cummins, Inc.	251,632
2,132	Donaldson Co., Inc.	81,528
5,136	Dover Corp.	220,232
1,829	Eaton Corp.	112,008
887	Harsco Corp.	26,397
2,822	Joy Global, Inc.	129,078
1,733	Navistar International Corp. *	64,104
3,236	Parker Hannifin Corp.	180,925
2,183	Stanley Works	111,879
1,069	Timken Co.	23,956
1,183	Toro Co.	46,078
1,319	Wabtec Corp.	50,557

		1,380,047

Media - 2.3%
2,591	Cablevision Systems Corp. Class A	66,433
6,709	CBS Corp. Class B	86,747
3,106	Discovery Communications, Inc. Class C *	81,564
4,997	Dish Network Corp. Class A *	91,245
9,130	Gannett Co., Inc.	147,449
1,427	Interactive Data Corp.	40,855
6,353	Liberty Global, Inc. Class A *	161,239
3,473	McGraw-Hill Cos, Inc.	123,118

		798,650

Metals & Mining - 0.8%
1,689	Carpenter Technology Corp.	45,265
3,107	Commercial Metals Co.	42,690
1,365	Reliance Steel & Aluminum Co.	55,610
399	Royal Gold, Inc.	17,005
3,319	Steel Dynamics, Inc.	50,382
1,583	United States Steel Corp.	70,333

		281,285

Multiline Retail - 0.9%
2,457	J.C. Penney Co., Inc.	61,007
4,645	Macy’s, Inc.	73,995
1,822	Nordstrom, Inc.	62,932
1,374	Sears Holdings Corp. *	128,167

		326,101

Multi-Utilities - 3.5%
2,359	Ameren Corp.	60,272
3,857	CenterPoint Energy, Inc.	53,805
3,031	Consolidated Edison, Inc.	132,576
1,810	DTE Energy Co.	76,092
7,582	NiSource, Inc.	108,043
2,949	NSTAR	101,269
2,652	OGE Energy Corp.	96,055
3,364	SCANA Corp.	119,792
2,698	Sempra Energy	136,923
1,291	Wisconsin Energy Corp.	63,182
12,581	Xcel Energy, Inc.	261,433

		1,209,442

Oil, Gas & Consumable Fuels - 4.3%
2,300	Cimarex Energy Co.	113,183
1,178	CNX Gas Corp. *	31,606
1,029	Comstock Resources, Inc. *	40,121
1,648	Concho Resources, Inc. *	73,946
7,742	El Paso Corp.	78,581
1,457	Encore Acquisition Co. *	69,382
2,107	Murphy Oil Corp.	107,626
1,465	Newfield Exploration Co. *	71,697
2,536	Noble Energy, Inc.	187,512
924	Overseas Shipholding Group, Inc.	41,220
3,044	PetroHawk Energy Corp. *	67,973
3,316	Plains Exploration & Production Co. *	110,589
3,673	Quicksilver Resources, Inc. *	48,814
1,729	Range Resources Corp.	79,534
14,778	Spectra Energy Corp.	314,032
689	St. Mary Land & Exploration Co.	22,076
1,658	Teekay Corp.	41,384

		1,499,276

Paper & Forest Products - 1.1%
11,934	International Paper Co.	273,408
4,724	MeadWestvaco Corp.	113,707

		387,115

Personal Products - 0.6%
7,218	Avon Products, Inc.	217,550

Pharmaceuticals - 0.9%
5,644	Forest Laboratories, Inc. *	167,288
752	Valeant Pharmaceuticals International *	25,169
2,911	Watson Pharmaceuticals, Inc. *	111,695

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Pharmaceuticals (continued) - 0.9%

		$304,152

Professional Services - 1.2%
1,468	Dun & Bradstreet Corp.	115,928
1,394	Equifax, Inc.	44,608
1,417	FTI Consulting, Inc. *	58,735
1,174	IHS, Inc. Class A *	60,391
1,734	Manpower, Inc.	89,804
1,688	Robert Half International, Inc.	45,441

		414,907

Real Estate Investment Trusts - 4.8%
1,125	Alexandria Real Estate Equities, Inc.	67,196
1,615	AMB Property Corp.	38,760
6,012	Annaly Capital Management, Inc.	104,489
882	AvalonBay Communities, Inc.	67,570
1,339	Boston Properties, Inc.	86,861
4,837	Brandywine Realty Trust	54,319
4,059	Douglas Emmett, Inc.	56,136
5,455	Equity Residential	174,833
758	Essex Property Trust, Inc.	60,405
710	Federal Realty Investment Trust	45,710
4,157	Kimco Realty Corp.	52,461
864	Mack-Cali Realty Corp.	28,184
1,137	Nationwide Health Properties, Inc.	37,476
1,484	Public Storage	117,503
2,181	Rayonier, Inc.	91,471
1,030	Regency Centers Corp.	34,495
943	SL Green Realty Corp.	42,897
1,496	Taubman Centers, Inc.	47,363
1,662	UDR, Inc.	25,861
4,321	Ventas, Inc.	182,346
2,657	Vornado Realty Trust	171,855
2,922	Weingarten Realty Investors	54,554

		1,642,745

Real Estate Management & Development - 0.3%
384	Jones Lang LaSalle, Inc.	21,892
2,554	St. Joe Co. *	66,404

		88,296

Road & Rail - 0.2%
2,413	J.B. Hunt Transport Services, Inc.	73,983

Semiconductors & Semiconductor Equipment - 3.4%
3,217	Analog Devices, Inc.	86,730
2,456	Cree, Inc. *	137,315
3,187	Fairchild Semiconductor International, Inc. *	28,619
3,992	Integrated Device Technology, Inc. *	22,635
3,375	Intersil Corp. Class A	45,461
1,876	KLA-Tencor Corp.	52,903
1,396	Lam Research Corp. *	46,082
2,468	MEMC Electronic Materials, Inc. *	31,047
5,049	Microchip Technology, Inc.	130,315
15,686	Micron Technology, Inc. *	136,782
6,340	National Semiconductor Corp.	84,068
2,696	Novellus Systems, Inc. *	56,346
6,032	NVIDIA Corp. *	92,832
6,150	PMC - Sierra, Inc. *	48,892
1,154	Rambus, Inc. *	25,319
3,496	Teradyne, Inc. *	32,653
2,020	Varian Semiconductor Equipment Associates, Inc. *	59,247
3,027	Xilinx, Inc.	71,377

		1,188,623

Software - 2.4%
2,420	ANSYS, Inc. *	101,301
4,748	Autodesk, Inc. *	112,955
2,042	BMC Software, Inc. *	78,903
1,999	Citrix Systems, Inc. *	83,058
7,154	Electronic Arts, Inc. *	116,467
3,568	Intuit, Inc. *	105,648
888	MICROS Systems, Inc. *	25,379
2,400	Nuance Communications, Inc. *	36,048
2,087	Red Hat, Inc. *	56,808
2,793	Rovi Corp. *	80,634
918	Sybase, Inc. *	37,335

		834,536

Specialty Retail - 3.1%
1,119	Advance Auto Parts, Inc.	44,145
354	AutoZone, Inc. *	54,881
2,881	Bed Bath & Beyond, Inc. *	111,495
6,087	CarMax, Inc. *	125,575
2,372	Dick’s Sporting Goods, Inc. *	53,062
2,928	Limited Brands, Inc.	55,691

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Specialty Retail (continued) - 3.1%
3,480	PetSmart, Inc.	$89,610
1,400	Ross Stores, Inc.	64,302
1,095	Sherwin-Williams Co.	69,368
2,355	Signet Jewelers Ltd. *	64,433
3,422	Tiffany & Co.	138,967
4,564	TJX Cos, Inc.	173,478
1,883	Williams-Sonoma, Inc.	35,739

		1,080,746

Textiles, Apparel & Luxury Goods - 1.1%
3,508	Coach, Inc.	122,359
1,192	Polo Ralph Lauren Corp. Class A	97,744
2,014	VF Corp.	145,068

		365,171

Thrifts & Mortgage Finance - 0.4%
4,135	First Niagara Financial Group, Inc.	56,774
6,589	Hudson City Bancorp, Inc.	87,436

		144,210

Tobacco - 0.4%
1,857	Lorillard, Inc.	140,575

Trading Companies & Distributors - 0.2%
672	GATX Corp.	17,620
1,448	WESCO International, Inc. *	40,139

		57,759

Water Utilities - 0.1%
1,937	American Water Works Co., Inc.	42,227

Wireless Telecommunication Services - 0.8%
3,212	Crown Castle International Corp. *	118,651
1,628	Leap Wireless International, Inc. *	21,473
3,613	NII Holdings, Inc. *	118,290
762	US Cellular Corp. *	27,866

		286,280

	TOTAL COMMON STOCKS (Cost $24,126,858)	$30,539,382

SHORT TERM INVESTMENTS - 15.6%
MONEY MARKET FUNDS- 15.6%
5,390,383	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$5,390,383

	TOTAL SHORT TERM INVESTMENTS (Cost $5,390,383)	$5,390,383

	TOTAL INVESTMENTS (Cost $29,517,241) - 104.0% (b)	$35,929,765
	Liabilities in Excess of Other Assets - (4.0%)	(1,390,606)

	TOTAL NET ASSETS - 100.0%	$34,539,159

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,919,338.

Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	Russell Midcap Index	2,700	$2,201,822	1/19/2011	$(56,220)
BNP Paribas	Russell Midcap Index	1,000	844,259	2/14/2011	(55,915)
Credit Suisse Capital, LLC	Russell Midcap Index	89,065	65,687,237	2/28/2011	4,886,250

			$68,733,318		$4,774,115

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 107.7%
MONEY MARKET FUNDS- 107.7%
16,652,705	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$16,652,705

	TOTAL SHORT TERM INVESTMENTS (Cost $16,652,705)	$16,652,705

	TOTAL INVESTMENTS (Cost $16,652,705) -107.7%	$16,652,705
	Liabilities in Excess of Other Assets - (7.7%)	(1,194,356)

	TOTAL NET ASSETS -100.0%	$15,458,349

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,838,910.
Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell Midcap Index	28,715	$20,976,002	1/10/2011	$(1,811,810)
Morgan Stanley Capital Services	Russell Midcap Index	21,100	17,033,375	1/19/2011	375,568
BNP Paribas	Russell Midcap Index	9,000	7,353,219	2/14/2011	257,826

			$45,362,596		$(1,178,416)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 81.2%
Aerospace & Defense - 1.5%
29,805	AAR Corp. *	$690,582
4,055	Aerovironment, Inc. *	138,154
12,382	Astronics Corp. *	100,294
33,612	Curtiss-Wright Corp.	1,027,183
5,739	HEICO Corp.	244,080
23,986	Hexcel Corp. *	263,846
10,573	Moog, Inc. Class A *	319,093
14,018	Orbital Sciences Corp. *	221,625
8,953	Teledyne Technologies, Inc. *	333,589
4,141	Triumph Group, Inc.	210,901

		3,549,347

Air Freight & Logistics - 0.1%
9,355	Dynamex, Inc. *	148,932
60,083	Pacer International, Inc. *	180,249

		329,181

Airlines - 0.7%
3,811	Allegiant Travel Co. *	195,123
50,897	Hawaiian Holdings, Inc. *	302,328
57,212	JetBlue Airways Corp. *	282,627
58,558	UAL Corp. *	716,164
32,757	US Airways Group, Inc. *	173,940

		1,670,182

Auto Components - 0.7%
13,080	Amerigon, Inc. *	106,602
105,258	Dana Holding Corp. *	1,085,210
11,061	Fuel Systems Solutions, Inc. *	394,214
8,062	Spartan Motors, Inc.	48,372
5,744	Superior Industries International, Inc.	84,494

		1,718,892

Biotechnology - 2.1%
23,480	Alkermes, Inc. *	256,871
5,898	AMAG Pharmaceuticals, Inc. *	259,394
88,991	AVI BioPharma, Inc. *	129,927
6,100	Facet Biotech Corp. *	96,075
32,383	Geron Corp. *	175,192
40,103	Idenix Pharmaceuticals, Inc. *	112,288
53,572	Incyte Corp. Ltd *	572,149
23,137	Isis Pharmaceuticals, Inc. *	258,209
87,551	Ligand Pharmaceuticals, Inc. Class B *	154,965
4,818	Metabolix, Inc. *	48,035
25,954	Nanosphere, Inc. *	142,487
36,588	NPS Pharmaceuticals, Inc. *	125,131
13,844	Onyx Pharmaceuticals, Inc. *	398,153
69,556	Opko Health, Inc. *	118,245
31,590	Orexigen Therapeutics, Inc. *	200,912
16,748	Osiris Therapeutics, Inc. *	133,817
60,765	OXiGENE, Inc. *	67,449
56,403	PDL BioPharma, Inc.	360,979
6,047	Pharmasset, Inc. *	126,382
30,884	Poniard Pharmaceuticals, Inc. *	49,414
15,662	Regeneron Pharmaceuticals, Inc. *	417,549
28,267	Rigel Pharmaceuticals, Inc. *	232,072
66,448	StemCells, Inc. *	81,731
23,092	Vanda Pharmaceuticals, Inc. *	231,151
9,314	Zymogenetics, Inc. *	52,810

		4,801,387

Building Products - 0.3%
12,633	AAON, Inc.	260,113
36,828	Builders FirstSource, Inc. *	123,374
9,355	Quanex Building Products Corp.	150,428
4,765	Universal Forest Products, Inc.	161,724

		695,639

Capital Markets - 1.4%
53,530	American Capital Ltd. *	197,526
35,335	Apollo Investment Corp.	363,951
24,139	Ares Capital Corp.	296,910
21,022	BlackRock Kelso Capital Corp.	188,988
5,818	Cohen & Steers, Inc.	118,338
2,589	Evercore Partners, Inc. Class A	77,333
27,496	FBR Capital Markets Corp. *	168,001
16,611	Fifth Street Finance Corp.	181,890
1,773	GAMCO Investors, Inc. Class A	72,817
31,814	GFI Group, Inc.	154,934
8,778	Hercules Technology Growth Capital, Inc.	88,307
23,097	Knight Capital Group, Inc. Class A *	361,237
12,745	Kohlberg Capital Corp.	54,804
45,631	MCG Capital Corp. *	209,446
10,492	optionsXpress Holdings, Inc.	150,560
4,846	Penson Worldwide, Inc. *	40,803
27,529	Prospect Capital Corp.	314,106
31,479	TradeStation Group, Inc. *	222,557

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Capital Markets (continued) - 1.4%

		$3,262,508

Chemicals - 2.3%
19,286	Arch Chemicals, Inc.	539,237
21,184	Balchem Corp.	410,758
12,072	H.B. Fuller Co.	241,681
16,081	Innophos Holdings, Inc.	314,544
15,738	Koppers Holdings, Inc.	439,405
23,044	Landec Corp. *	146,329
2,502	NewMarket Corp.	225,730
46,002	PolyOne Corp. *	342,715
11,218	Quaker Chemical Corp.	196,203
16,350	Rockwood Holdings, Inc. *	358,229
19,619	Sensient Technologies Corp.	509,113
34,689	ShengdaTech, Inc. *	197,380
31,769	W.R. Grace & Co. *	758,644
13,804	Westlake Chemical Corp.	283,396
20,292	Zep, Inc.	448,859

		5,412,223

Commercial Banks - 4.0%
1,018	Alliance Financial Corp.	25,928
5,245	Bank of Marin Bancorp	166,739
24,232	Banner Corp.	71,727
5,885	Camden National Corp.	170,783
21,800	Cardinal Financial Corp.	203,394
3,964	City Holding Co.	124,589
15,538	Columbia Banking System, Inc.	295,067
25,218	Community Bank System, Inc.	527,308
9,347	Community Trust Bancorp, Inc.	236,760
13,398	Danvers Bancorp, Inc.	182,749
22,306	F.N.B. Corp.	158,150
51,507	First BanCorp	117,436
21,133	First Commonwealth Financial Corp.	123,839
15,283	Glacier Bancorp, Inc.	219,158
8,258	Great Southern Bancorp, Inc.	185,557
9,343	Hampton Roads Bankshares, Inc.	18,593
7,902	Hancock Holding Co.	323,508
33,851	Harleysville National Corp.	216,308
5,195	Independent Bank Corp.	121,044
36,209	Investors Bancorp, Inc. *	428,352
17,015	Lakeland Bancorp, Inc.	117,063
44,441	National Penn Bancshares, Inc.	266,646
9,636	NBT Bancorp, Inc.	201,007
19,606	Old Second Bancorp, Inc.	116,068
15,061	Oriental Financial Group, Inc.	171,394
43,902	Pacific Capital Bancorp	52,682
19,718	PacWest Bancorp	409,149
8,468	Park National Corp.	464,046
8,672	PrivateBancorp, Inc.	117,939
11,456	Prosperity Bancshares, Inc.	461,906
2,844	S.Y. Bancorp, Inc.	60,264
9,695	Suffolk Bancorp	261,377
22,606	Sun Bancorp, Inc. *	86,129
66,426	Susquehanna Bancshares, Inc.	521,444
9,153	SVB Financial Group *	397,149
2,050	Tompkins Financial Corp.	80,360
30,660	Trustmark Corp.	699,048
13,998	United Bankshares, Inc.	348,550
7,254	Westamerica Bancorporation	403,177
5,956	Wintrust Financial Corp.	206,911

		9,359,298

Commercial Services & Supplies - 1.9%
14,153	American Ecology Corp.	224,325
26,161	American Reprographics Co. *	183,912
15,146	Bowne & Co., Inc.	99,509
12,006	Cenveo, Inc. *	86,683
5,060	Clean Harbors, Inc. *	289,736
8,350	Consolidated Graphics, Inc. *	281,813
23,377	Deluxe Corp.	435,046
18,760	EnergySolutions, Inc.	156,646
10,756	Healthcare Services Group, Inc.	220,498
41,427	Herman Miller, Inc.	699,702
11,151	HNI Corp.	278,998
12,189	Mine Safety Appliances Co.	293,633
8,810	Mobile Mini, Inc. *	123,781
11,837	Multi-Color Corp.	138,375
8,872	Standard Parking Corp. *	143,993
8,608	SYKES Enterprises, Inc. *	206,420
4,681	Team, Inc. *	83,509
14,961	Tetra Tech, Inc. *	338,717

		4,285,296

Communications Equipment - 2.4%
96,269	3Com Corp. *	717,204

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Communications Equipment (continued) - 2.4%
29,929	Acme Packet, Inc. *	$309,765
24,558	ADC Telecommunications, Inc. *	130,403
13,729	ADTRAN, Inc.	291,055
24,384	Airvana, Inc. *	184,587
8,402	Anaren, Inc. *	107,798
4,526	DG FastChannel, Inc. *	123,334
86,085	Extreme Networks, Inc. *	212,630
6,954	Hughes Communications, Inc. *	180,039
24,452	Ixia *	181,434
3,472	KVH Industries, Inc. *	45,136
26,481	NETGEAR, Inc. *	546,568
20,733	Oplink Communications, Inc. *	307,885
34,248	Palm, Inc. *	355,837
43,181	Parkervision, Inc. *	69,090
20,830	Polycom, Inc. *	467,217
25,355	ShoreTel, Inc. *	134,635
51,271	Tekelec *	768,040
16,350	ViaSat, Inc. *	446,846

		5,579,503

Computers & Peripherals - 0.5%
37,467	Adaptec, Inc. *	113,900
4,912	Compellent Technologies, Inc. *	97,651
29,891	Immersion Corp. *	132,417
23,290	Novatel Wireless, Inc. *	174,209
30,123	Silicon Graphics International Corp. *	241,285
20,877	Super Micro Computer, Inc. *	258,248
8,524	Synaptics, Inc. *	215,742

		1,233,452

Construction & Engineering - 0.6%
9,610	Comfort Systems USA, Inc.	112,725
9,689	Dycom Industries, Inc. *	79,159
16,352	EMCOR Group, Inc. *	393,429
36,301	Furmanite Corp. *	117,978
30,989	Great Lakes Dredge & Dock Corp.	183,145
4,833	Layne Christensen Co. *	122,420
1,951	Michael Baker Corp. *	76,109
5,357	Orion Marine Group, Inc. *	101,408
13,259	Pike Electric Corp. *	115,618

		1,301,991

Construction Materials - 0.0% †
66,995	U.S. Concrete, Inc. *	60,296

Consumer Finance - 0.5%
13,091	Cash America International, Inc.	492,091
12,205	First Cash Financial Services, Inc. *	278,640
6,321	Nelnet, Inc. Class A	105,497
4,703	World Acceptance Corp. *	189,954

		1,066,182

Containers & Packaging - 0.4%
69,789	Boise, Inc. *	360,111
17,181	Myers Industries, Inc.	157,034
9,528	Rock-Tenn Co. Class A	406,750

		923,895

Distributors - 0.0% †
3,512	Core-Mark Holding Co, Inc. *	104,728

Diversified Consumer Services - 1.2%
4,509	American Public Education, Inc. *	171,973
11,210	Capella Education Co. *	822,590
19,888	Corinthian Colleges, Inc. *	278,432
18,183	K12, Inc. *	363,478
1,831	Pre-Paid Legal Services, Inc. *	73,002
33,785	Regis Corp.	538,195
16,642	Sotheby’s	386,760
4,907	Universal Technical Institute *	90,142

		2,724,572

Diversified Financial Services - 0.3%
6,419	Financial Federal Corp.	174,982
60,336	NewStar Financial, Inc. *	262,462
4,681	Pico Holdings, Inc. *	146,937

		584,381

Diversified Telecommunication - 0.3%
25,421	Alaska Communications Systems Group, Inc.	207,181
2,221	Atlantic Tele-Network, Inc.	107,563
15,213	Neutral Tandem, Inc. *	235,193
81,754	PAETEC Holding Corp. *	259,160

		809,097

Electric Utilities - 1.6%
46,523	Cleco Corp.	1,205,876
34,604	El Paso Electric Co. *	666,127
36,312	IDACORP, Inc.	1,138,381

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Electric Utilities (continued) - 1.6%
21,521	PNM Resources, Inc.	$250,289
26,825	Portland General Electric Co.	523,088

		3,783,761

Electrical Equipment - 1.8%
10,167	Acuity Brands, Inc.	363,775
10,787	American Superconductor Corp. *	410,122
11,568	Baldor Electric Co.	285,498
11,572	Belden, Inc.	264,189
11,901	Brady Corp. Class A	336,322
46,658	Evergreen Solar, Inc. *	67,188
5,731	Franklin Electric Co., Inc.	149,178
29,877	GrafTech International Ltd. *	375,255
11,163	Harbin Electric, Inc. *	189,548
19,171	II-VI, Inc. *	512,633
17,433	Polypore International, Inc. *	234,125
1,932	Powell Industries, Inc. *	56,434
8,899	Regal-Beloit Corp.	421,813
70,900	Valence Technology, Inc. *	60,974
14,982	Woodward Governor Co.	380,992

		4,108,046

Electronic Equipment & Instruments - 1.3%
15,144	Anixter International, Inc. *	631,202
12,436	Brightpoint, Inc. *	72,626
9,659	Checkpoint Systems, Inc. *	154,930
9,853	Cognex Corp.	161,294
14,052	Comverge, Inc. *	137,991
6,788	Electro Scientific Industries, Inc. *	76,093
4,163	FARO Technologies, Inc. *	75,225
11,393	Insight Enterprises, Inc. *	131,133
22,377	IPG Photonics Corp. *	322,229
5,397	Littelfuse, Inc. *	162,234
20,883	Maxwell Technologies, Inc. *	304,892
23,066	PC Connection, Inc. *	147,622
18,018	PC Mall, Inc. *	92,072
22,267	Rofin-Sinar Technologies, Inc. *	487,425
4,784	SYNNEX Corp. *	126,632

		3,083,600

Energy Equipment & Services - 1.7%
7,241	Bristow Group, Inc. *	258,504
46,773	Complete Production Services, Inc. *	586,066
7,224	Dril-Quip, Inc. *	379,188
11,438	Gulf Island Fabrication, Inc.	199,707
7,790	Gulfmark Offshore, Inc. *	191,245
21,873	Hercules Offshore, Inc. *	85,305
17,654	Hornbeck Offshore Services, Inc. *	379,738
6,364	Lufkin Industries, Inc.	403,350
6,363	OYO Geospace Corp. *	238,422
65,577	Parker Drilling Co. *	315,425
34,199	Pioneer Drilling Co. *	271,882
21,682	RPC, Inc.	267,773
3,123	T-3 Energy Services, Inc. *	70,424
27,694	TGC Industries, Inc. *	111,053
9,807	Willbros Group, Inc. *	149,949

		3,908,031

Food & Staples Retailing - 0.6%
14,018	Andersons, Inc.	378,206
12,627	Casey’s General Stores, Inc.	387,396
11,017	Susser Holdings Corp. *	97,170
10,671	United Natural Foods, Inc. *	289,291
2,735	Weis Markets, Inc.	97,120
14,836	Winn-Dixie Stores, Inc. *	150,289

		1,399,472

Food Products - 1.0%
4,907	Alico, Inc.	125,815
1,983	American Dairy, Inc. *	45,906
20,427	Darling International, Inc. *	159,126
4,142	Diamond Foods, Inc.	148,781
26,506	Fresh Del Monte Produce, Inc. *	538,867
12,354	Imperial Sugar Co.	202,482
10,913	J & J Snack Foods Corp.	456,273
4,768	Lancaster Colony Corp.	260,094
5,051	Sanderson Farms, Inc.	236,134
4,885	Zhongpin, Inc. *	59,597

		2,233,075

Gas Utilities - 1.1%
5,280	Chesapeake Utilities Corp.	156,499
17,716	New Jersey Resources Corp.	646,457
32,047	Nicor, Inc.	1,298,544
18,257	Piedmont Natural Gas Co., Inc.	468,657

		2,570,157

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Health Care Equipment & Supplies - 3.3%
29,407	ABIOMED, Inc. *	$232,903
25,290	Align Technology, Inc. *	474,187
6,214	Analogic Corp.	248,560
23,505	Conceptus, Inc. *	456,232
7,216	CONMED Corp. *	155,216
25,457	CryoLife, Inc. *	160,125
21,054	Cyberonics, Inc. *	394,552
16,498	Cynosure, Inc. Class A *	167,290
6,367	Haemonetics Corp. *	360,436
7,845	ICU Medical, Inc. *	272,849
22,862	Insulet Corp. *	311,609
22,251	Invacare Corp.	557,165
15,824	MAKO Surgical Corp. *	181,660
10,067	Meridian Bioscience, Inc.	201,743
23,482	Natus Medical, Inc. *	318,651
9,058	NuVasive, Inc. *	250,001
13,173	Orthofix International NV *	396,902
15,647	Palomar Medical Technologies, Inc. *	143,952
6,064	SonoSite, Inc. *	165,123
32,886	Stereotaxis, Inc. *	133,517
25,542	STERIS Corp.	666,135
11,546	Synovis Life Technologies, Inc. *	146,981
14,028	Thoratec Corp. *	397,694
8,139	West Pharmaceutical Services, Inc.	295,690
16,241	Zoll Medical Corp. *	452,149

		7,541,322

Health Care Providers & Services - 3.1%
2,699	Air Methods Corp. *	82,508
13,140	AMERIGROUP Corp. *	334,413
17,848	AmSurg Corp. *	376,771
9,106	Bio-Reference Labs, Inc. *	344,207
34,339	Capital Senior Living Corp. *	173,069
9,109	Catalyst Health Solutions, Inc. *	358,257
5,435	Corvel Corp. *	163,920
23,704	Cross Country Healthcare, Inc. *	214,758
18,511	Emeritus Corp. *	336,900
16,624	Hanger Orthopedic Group, Inc. *	270,306
37,170	Health Grades, Inc. *	161,318
21,940	HEALTHSOUTH Corp. *	395,139
25,949	Healthways, Inc. *	442,690
6,426	HMS Holdings Corp. *	289,748
12,395	IPC The Hospitalist Co., Inc. *	421,306
11,579	Kindred Healthcare, Inc. *	195,801
2,676	MWI Veterinary Supply, Inc. *	100,992
24,030	Owens & Minor, Inc.	963,363
39,592	PSS World Medical, Inc. *	812,428
13,973	Psychiatric Solutions, Inc. *	308,105
4,619	RehabCare Group, Inc. *	134,228
20,188	Skilled Healthcare Group, Inc. Class A *	132,030
63,652	Sunrise Senior Living, Inc. *	189,046

		7,201,303

Health Care Technology - 0.4%
13,957	Eclipsys Corp. *	232,803
24,737	Omnicell, Inc. *	296,349
22,892	Phase Forward, Inc. *	334,681

		863,833

Hotels, Restaurants & Leisure - 2.2%
6,361	Ameristar Casinos, Inc.	94,206
13,532	Bally Technologies, Inc. *	536,814
4,869	BJ’s Restaurants, Inc. *	102,931
47,747	Bluegreen Corp. *	116,503
12,996	Buffalo Wild Wings, Inc. *	608,343
5,879	California Pizza Kitchen, Inc. *	81,130
5,720	CEC Entertainment, Inc. *	189,847
27,675	Cheesecake Factory, Inc. *	585,050
2,363	Churchill Downs, Inc.	85,777
23,070	Domino’s Pizza, Inc. *	260,691
27,702	Dover Downs Gaming & Entertainment, Inc.	96,957
38,115	Jack in The Box, Inc. *	743,624
34,292	Morgans Hotel Group Co. *	137,511
5,891	P.F. Chang’s China Bistro, Inc. *	227,393
9,693	Peet’s Coffee & Tea, Inc. *	316,961
43,206	Pinnacle Entertainment, Inc. *	352,561
13,121	Ruby Tuesday, Inc. *	90,666
15,089	Sonic Corp. *	127,200
7,309	Vail Resorts, Inc. *	246,313
42,050	Youbet.com, Inc. *	116,899

		5,117,377

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Household Durables - 1.3%
37,465	American Greetings Corp. Class A	$692,353
3,270	Blyth, Inc.	91,854
45,832	Furniture Brands International, Inc. *	236,493
7,410	Helen of Troy Ltd. *	174,654
12,789	La-Z-Boy, Inc. *	129,808
7,784	Meritage Homes Corp. *	174,284
1,190	National Presto Industries, Inc.	136,279
81,344	Standard Pacific Corp. *	295,279
18,606	Tempur-Pedic International, Inc. *	463,103
15,559	Tupperware Brands Corp.	660,635

		3,054,742

Household Products - 0.1%
6,977	Orchids Paper Products Co. *	128,586
4,181	WD-40 Co.	128,649

		257,235

Industrial Conglomerates - 0.1%
191	Seaboard Corp.	234,930

Insurance - 2.3%
10,411	American Safety Insurance Holdings Ltd. *	143,151
142,304	Conseco, Inc. *	677,367
6,146	eHealth, Inc. *	111,857
35,955	Employers Holdings, Inc.	475,685
8,413	First Mercury Financial Corp.	110,294
5,757	FPIC Insurance Group, Inc. *	218,478
12,659	Greenlight Capital Re Ltd. Class A *	305,715
30,529	Hilltop Holdings, Inc. *	345,588
10,562	Infinity Property & Casualty Corp.	418,889
5,014	Kansas City Life Insurance Co.	135,378
12,399	Maiden Holdings Ltd.	84,189
11,464	Max Capital Group Ltd.	258,169
14,273	Meadowbrook Insurance Group, Inc.	96,343
21,449	Montpelier Re Holdings Ltd.	362,274
9,372	NYMAGIC, Inc.	147,140
16,701	SeaBright Insurance Holdings, Inc. *	170,016
40,684	Selective Insurance Group	629,381
10,048	Tower Group, Inc.	222,061
27,897	United America Indemnity Ltd. Class A *	197,790
17,060	United Fire & Casualty Co.	286,949

		5,396,714

Internet & Catalog Retail - 0.1%
22,928	Gaiam, Inc. Class A *	147,886
12,281	Orbitz Worldwide, Inc. *	75,405

		223,291

Internet Software & Services - 1.5%
31,449	Art Technology Group, Inc. *	140,892
5,952	Constant Contact, Inc. *	104,993
9,487	Digital River, Inc. *	238,408
80,333	Earthlink, Inc.	651,501
19,312	GSI Commerce, Inc. *	439,541
15,824	Liquidity Services, Inc. *	167,260
37,294	Marchex, Inc. Class B	204,744
6,416	MercadoLibre, Inc. *	244,000
39,195	ModusLink Global Solutions, Inc. *	397,829
29,515	NIC, Inc.	250,287
12,243	Travelzoo, Inc. *	131,367
21,609	ValueClick, Inc. *	199,883
13,669	Vocus, Inc. *	220,344
90,501	Zix Corp. *	170,142

		3,561,191

IT Services - 2.0%
27,557	CIBER, Inc. *	89,009
27,052	CSG Systems International, Inc. *	525,079
17,164	CyberSource Corp. *	310,325
12,086	Euronet Worldwide, Inc. *	246,796
14,961	ExlService Holdings, Inc. *	271,542
14,720	Gartner, Inc. *	315,008
9,308	Heartland Payment Systems, Inc.	132,825
23,461	iGate Corp.	236,956
13,478	MAXIMUS, Inc.	645,057
5,122	NCI, Inc. Class A *	152,636
21,383	RightNow Technologies, Inc. *	341,914
10,355	SRA International, Inc. Class A *	178,313
17,935	StarTek, Inc. *	132,719
8,064	TeleTech Holdings, Inc. *	153,539
19,407	TNS, Inc. *	444,420
17,609	Virtusa Corp. *	156,896
9,529	Wright Express Corp. *	279,771

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
IT Services (continued) - 2.0%

		$4,612,805

Leisure Equipment & Products - 0.7%
21,913	Brunswick Corp.	235,126
66,633	Eastman Kodak Co. *	403,130
25,810	Leapfrog Enterprises, Inc. *	85,431
7,606	Polaris Industries, Inc.	336,261
12,016	Pool Corp.	220,614
13,310	RC2 Corp. *	191,265
16,082	Sport Supply Group, Inc.	191,215

		1,663,042

Life Sciences Tools & Services - 1.2%
17,563	Affymetrix, Inc. *	92,733
19,100	BioDelivery Sciences International, Inc. *	67,614
4,392	Dionex Corp. *	306,781
34,848	Enzo Biochem, Inc. *	165,180
37,544	Harvard Bioscience, Inc. *	129,527
41,998	PAREXEL International Corp. *	812,241
21,811	Varian, Inc. *	1,124,575

		2,698,651

Machinery - 2.8%
14,100	Actuant Corp. Class A	236,457
23,448	Albany International Corp. Class A	466,381
7,032	Ampco-Pittsburgh Corp.	179,527
13,943	Astec Industries, Inc. *	347,041
31,336	Blount International, Inc. *	349,083
8,109	Cascade Corp.	234,756
7,060	Chart Industries, Inc. *	113,878
13,255	China Fire & Security Group, Inc. *	145,010
18,970	Colfax Corp. *	213,792
18,707	Columbus McKinnon Corp. *	254,041
15,378	EnPro Industries, Inc. *	374,454
17,381	Force Protection, Inc. *	88,469
7,802	Greenbrier Cos, Inc. *	63,586
18,023	Kaydon Corp.	589,172
3,058	Lindsay Corp.	123,054
9,230	Mueller Industries, Inc.	226,966
28,729	Mueller Water Products, Inc. Class A	129,568
8,346	Nordson Corp.	471,883
6,588	Robbins & Myers, Inc.	146,385
21,384	Sauer-Danfoss, Inc. *	243,136
17,141	SmartHeat, Inc. *	195,236
4,632	Tennant Co.	110,844
31,104	Titan International, Inc.	241,367
34,370	Trimas Corp. *	203,470
3,005	Twin Disc, Inc.	28,938
22,532	Watts Water Technologies, Inc. Class A	651,851

		6,428,345

Marine - 0.1%
6,397	Genco Shipping & Trading Ltd. *	122,567

Media - 1.3%
6,579	Arbitron, Inc.	166,514
82,245	Belo Corp. Class A	546,107
19,666	Cinemark Holdings, Inc.	278,864
14,434	CKX, Inc. *	58,602
9,712	Fisher Communications, Inc. *	124,896
20,341	Global Sources Ltd. *	127,335
30,385	Harte-Hanks, Inc.	320,866
20,774	Live Nation Entertainment, Inc. *	238,278
10,464	National CineMedia, Inc.	156,751
24,870	RCN Corp. *	243,975
9,358	Rentrak Corp. *	156,372
5,597	Scholastic Corp.	167,350
71,384	Sinclair Broadcast Group, Inc. Class A *	360,489

		2,946,399

Metals & Mining - 0.5%
11,955	Brush Engineered Materials, Inc. *	214,831
11,293	Century Aluminum Co. *	127,837
32,341	General Steel Holdings, Inc. *	123,866
6,975	Olympic Steel, Inc.	193,487
37,405	Worthington Industries, Inc.	541,250

		1,201,271

Multiline Retail - 0.1%
11,646	99 Cents Only Stores *	151,864
13,212	Tuesday Morning Corp. *	57,736

		209,600

Multi-Utilities - 0.5%
42,086	Avista Corp.	857,713
7,373	CH Energy Group, Inc.	291,602

		1,149,315

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Oil, Gas & Consumable Fuels - 2.7%
9,492	Arena Resources, Inc. *	$363,923
26,183	Atlas Energy, Inc.	792,036
10,635	Berry Petroleum Co. Class A	287,996
9,541	Bill Barrett Corp. *	295,771
75,953	Brigham Exploration Co. *	990,427
30,036	Clean Energy Fuels Corp. *	502,803
3,008	Contango Oil & Gas Co. *	146,640
41,873	Crosstex Energy, Inc.	324,516
24,906	Golar LNG Ltd. *	291,898
10,486	Nordic American Tanker Shipping Ltd.	311,120
49,204	Patriot Coal Corp. *	762,170
11,460	Petroleum Development Corp. *	240,202
3,077	PrimeEnergy Corp. *	92,772
20,591	Toreador Resources Corp. *	259,653
44,874	VAALCO Energy, Inc. *	189,817
68,089	Warren Resources, Inc. *	157,286
15,969	Westmoreland Coal Co. *	163,682

		6,172,712

Paper & Forest Products - 0.4%
2,820	Clearwater Paper Corp. *	137,983
10,318	Domtar Corp. *	501,145
25,775	Louisiana-Pacific Corp. *	183,260

		822,388

Personal Products - 0.9%
52,222	American Oriental Bioengineering, Inc. *	210,455
50,988	Bare Escentuals, Inc. *	926,452
4,829	Chattem, Inc. *	451,318
28,759	Revlon, Inc. Class A *	443,176
4,248	USANA Health Sciences, Inc. *	120,728

		2,152,129

Pharmaceuticals - 1.4%
10,946	Ardea Biosciences, Inc. *	160,249
10,865	Auxilium Pharmaceuticals, Inc. *	305,958
75,834	AVANIR Pharmaceuticals, Inc. Class A *	138,018
24,260	Biodel, Inc. *	97,283
14,489	Hi-Tech Pharmacal Co, Inc. *	312,093
22,715	Matrixx Initiatives, Inc. *	106,988
19,332	Medicis Pharmaceutical Corp. Class A	446,763
71,286	Nektar Therapeutics *	814,086
19,370	Obagi Medical Products, Inc. *	207,646
30,059	Pain Therapeutics, Inc. *	159,012
25,024	Questcor Pharmaceuticals, Inc. *	113,359
2,521	Repros Therapeutics, Inc. *	1,840
49,151	ViroPharma, Inc. *	485,612

		3,348,907

Professional Services - 0.9%
11,932	Advisory Board Co. *	385,284
33,313	Hill International, Inc. *	196,547
6,502	Kelly Services, Inc. Class A *	85,306
28,079	Kforce, Inc. *	375,416
11,112	Korn/Ferry International *	164,458
31,083	Navigant Consulting, Inc. *	421,485
38,189	On Assignment, Inc. *	266,559
10,881	TrueBlue, Inc. *	157,883
2,261	VSE Corp.	114,565

		2,167,503

Real Estate Investment Trusts - 5.6%
30,547	Acadia Realty Trust	486,614
1,768	Agree Realty Corp.	34,635
1,581	Alexander’s, Inc. *	462,110
40,189	American Campus Communities, Inc.	1,031,250
24,357	BioMed Realty Trust, Inc.	354,881
51,360	CapLease, Inc.	235,742
17,693	CBL & Associates Properties, Inc.	176,930
33,252	Cogdell Spencer, Inc.	214,808
43,751	DCT Industrial Trust, Inc.	216,567
34,168	Developers Diversified Realty Corp.	281,886
9,810	DuPont Fabros Technology, Inc.	163,042
33,616	Education Realty Trust, Inc.	177,492
8,684	Entertainment Properties Trust	303,158
25,193	Equity One, Inc.	421,983
21,464	Extra Space Storage, Inc.	243,616
14,675	Franklin Street Properties Corp.	184,318
14,124	Getty Realty Corp.	304,655
50,411	Glimcher Realty Trust	162,323
27,875	Hatteras Financial Corp.	763,496
56,681	Hersha Hospitality Trust	206,319
10,047	Home Properties, Inc.	445,384

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 5.6%
32,939	Inland Real Estate Corp.	$278,005
45,561	Investors Real Estate Trust	397,748
9,305	Kilroy Realty Corp.	268,821
57,136	Lexington Realty Trust	339,959
5,758	LTC Properties, Inc.	146,138
19,913	Medical Properties Trust, Inc.	199,329
55,335	MFA Financial, Inc.	407,266
7,012	Mid-America Apartment Communities, Inc.	329,003
47,857	National Retail Properties, Inc.	966,711
20,475	OMEGA Healthcare Investors, Inc.	383,087
28,599	Pennsylvania Real Estate Investment Trust	256,247
11,020	Post Properties, Inc.	196,707
9,875	Potlatch Corp.	303,163
6,451	PS Business Parks, Inc.	308,874
19,254	Redwood Trust, Inc.	275,332
5,392	Saul Centers, Inc.	192,171
5,070	Urstadt Biddle Properties, Inc. Class A	75,999
6,982	Walter Investment Management Corp.	94,816
14,472	Washington Real Estate Investment Trust	379,022
14,698	Winthrop Realty Trust	182,990

		12,852,597

Real Estate Management & Services - 0.1%
1,344	Consolidated-Tomoka Land Co.	44,460
9,725	Tejon Ranch Co. *	297,682

		342,142

Road & Rail - 1.0%
7,029	AMERCO, Inc. *	265,626
14,224	Arkansas Best Corp.	320,609
18,706	Celadon Group, Inc. *	183,693
11,962	Genesee & Wyoming, Inc. Class A *	352,520
14,201	Knight Transportation, Inc.	257,038
6,910	Old Dominion Freight Line, Inc. *	190,025
13,142	Saia, Inc. *	157,704
32,804	Werner Enterprises, Inc.	648,863

		2,376,078

Semiconductors & Semiconductor Equipment - 3.6%
6,493	Actel Corp. *	71,553
29,165	Advanced Energy Industries, Inc. *	382,645
16,369	Applied Micro Circuits Corp. *	119,985
45,348	Atheros Communications, Inc. *	1,454,310
24,152	ATMI, Inc. *	405,271
18,031	Cabot Microelectronics Corp. *	633,790
7,377	Cymer, Inc. *	231,416
24,554	Diodes, Inc. *	409,561
5,649	DSP Group, Inc. *	38,922
24,999	FEI Co. *	519,979
5,320	Hittite Microwave Corp. *	197,798
36,250	MEMSIC, Inc. *	116,725
35,435	Micrel, Inc.	264,699
20,166	Microsemi Corp. *	301,280
59,227	Microtune, Inc. *	131,484
47,425	MIPS Technologies, Inc. *	183,061
4,489	Netlogic Microsystems, Inc. *	183,869
38,549	OmniVision Technologies, Inc. *	497,282
13,604	Power Integrations, Inc.	424,581
19,152	Silicon Image, Inc. *	46,156
41,601	Skyworks Solutions, Inc. *	527,917
9,926	Supertex, Inc. *	237,728
16,653	Techwell, Inc. *	180,019
12,083	Tessera Technologies, Inc. *	207,465
82,880	Trident Microsystems, Inc. *	150,842
19,096	Volterra Semiconductor Corp. *	372,181

		8,290,519

Software - 4.2%
11,107	Actuate Corp. *	55,424
21,710	Ariba, Inc. *	273,329
33,753	Blackbaud, Inc.	752,692
7,864	Blackboard, Inc. *	309,920
9,882	Concur Technologies, Inc. *	391,821
27,944	Deltek, Inc. *	207,344
16,394	Ebix, Inc. *	237,385
8,553	ePlus, Inc. *	134,453
22,093	GSE Systems, Inc. *	115,546
47,876	Informatica Corp. *	1,134,182
20,819	Jack Henry & Associates, Inc.	457,185
34,164	Lawson Software, Inc. *	207,034

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Software (continued) - 4.2%
24,477	Monotype Imaging Holdings, Inc. *	$221,027
44,330	Parametric Technology Corp. *	734,105
3,729	Pegasystems, Inc.	123,989
45,144	Phoenix Technologies Ltd. *	142,204
30,727	Progress Software Corp. *	864,351
8,270	QAD, Inc.	45,320
50,494	Quest Software, Inc. *	869,507
3,208	Renaissance Learning, Inc.	42,698
17,708	S1 Corp. *	105,894
19,621	Smith Micro Software, Inc. *	152,063
17,270	Solera Holdings, Inc.	571,810
5,501	Sourcefire, Inc. *	114,696
19,955	Take-Two Interactive Software, Inc. *	185,182
7,761	Taleo Corp. Class A *	157,626
16,784	THQ, Inc. *	84,591
105,449	TIBCO Software, Inc. *	944,823
22,309	VASCO Data Security International, Inc. *	177,357

		9,813,558

Specialty Retail - 2.3%
14,551	AnnTaylor Stores Corp. *	182,761
5,345	Big 5 Sporting Goods Corp.	78,090
9,915	Cabela’s, Inc. *	159,830
22,199	Cato Corp. Class A	453,970
18,374	Childrens Place Retail Stores, Inc. *	584,293
3,648	Citi Trends, Inc. *	113,562
15,917	Collective Brands, Inc. *	313,247
11,255	Conn’s, Inc. *	63,253
11,155	Dress Barn, Inc. *	262,589
10,504	Finish Line, Inc. Class A	116,489
4,774	Genesco, Inc. *	112,571
7,251	Gymboree Corp. *	282,862
22,006	Hibbett Sports, Inc. *	466,967
4,881	Lumber Liquidators, Inc. *	115,582
22,482	Pier 1 Imports, Inc. *	114,658
16,405	Rent-A-Center, Inc. *	328,100
23,340	Sally Beauty Holdings, Inc. *	194,656
11,283	Shoe Carnival, Inc. *	206,140
15,318	Sonic Automotive, Inc. Class A *	146,287
23,465	Talbots, Inc. *	264,216
8,917	Tractor Supply Co. *	450,041
77,927	Wet Seal, Inc. Class A *	261,055

		5,271,219

Textiles, Apparel & Luxury Goods - 1.8%
43,664	Carter’s, Inc. *	1,129,151
8,851	Columbia Sportswear Co.	366,254
54,423	Crocs, Inc. *	400,009
3,258	Deckers Outdoor Corp. *	319,838
4,686	Maidenform Brands, Inc. *	70,056
3,887	Steven Madden Ltd. *	156,024
10,819	Timberland Co. Class A *	186,087
16,894	True Religion Apparel, Inc. *	326,223
8,229	Under Armour, Inc. Class A *	209,017
10,192	Volcom, Inc. *	160,728
11,377	Warnaco Group, Inc. *	440,517
12,219	Wolverine World Wide, Inc.	323,193

		4,087,097

Thrifts & Mortgage Finance - 1.6%
6,360	Berkshire Hills Bancorp, Inc.	105,258
45,466	Brookline Bancorp, Inc.	455,115
19,891	Dime Community Bancshares	240,482
53,749	Doral Financial Corp. *	190,809
2,017	First Defiance Financial Corp.	21,300
14,826	First Financial Holdings, Inc.	174,799
18,263	First Financial Northwest, Inc.	113,048
16,203	Meridian Interstate Bancorp, Inc. *	154,253
31,080	MGIC Investment Corp. *	188,034
5,362	NASB Financial, Inc.	115,283
82,250	NewAlliance Bancshares, Inc.	957,390
14,866	Provident Financial Services, Inc.	169,472
62,682	Radian Group, Inc.	403,045
10,577	Roma Financial Corp.	124,174
12,658	United Financial Bancorp, Inc.	166,326

		3,578,788

Tobacco - 0.2%
22,107	Alliance One International, Inc. *	112,525
6,212	Universal Corp.	281,963

		394,488

Trading Companies & Distributors - 0.4%
24,588	Aceto Corp.	129,825
11,654	Aircastle Ltd.	110,830
21,027	H&E Equipment Services, Inc. *	223,096

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Trading Companies & Distributors (continued) - 0.4%
4,383	Houston Wire & Cable Co.	$52,727
14,843	TAL International Group, Inc.	209,286
5,930	Watsco, Inc.	284,403

		1,010,167

Water Utilities - 0.1%
13,727	Cadiz, Inc. *	163,763
9,443	Southwest Water Co.	57,225

		220,988

Wireless Telecommunication Services - 0.1%
17,008	Syniverse Holdings, Inc. *	285,904

	TOTAL COMMON STOCKS (Cost $154,221,906)	$188,229,309

SHORT TERM INVESTMENTS - 17.9%
MONEY MARKET FUNDS- 17.9%
41,542,948	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$41,542,948

	TOTAL SHORT TERM INVESTMENTS (Cost $41,542,948)	$41,542,948

	TOTAL INVESTMENTS (Cost $195,764,854) - 99.1% (b)	$229,772,257
	Other Assets in Excess of Liabilities - 0.9%	2,017,585

	TOTAL NET ASSETS - 100.0%	$231,789,842

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

†	Less than 0.05%.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $199,922,102.

Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Morgan Stanley Capital Services	Russell 2000 Index	219,000	$133,905,238	1/19/2011	$(1,838,563)
BNP Paribas	Russell 2000 Index	85,000	53,812,590	2/14/2011	(2,608,658)
Merrill Lynch International	Russell 2000 Index	165,700	98,904,849	2/24/2011	1,190,326
Credit Suisse Capital, LLC	Russell 2000 Index	135,100	84,615,939	2/25/2011	(3,178,882)
Deutsche Bank AG London	Russell 2000 Index	238,000	141,024,145	8/22/2014	2,541,257

			$512,262,761		$(3,894,520)

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 115.2%
MONEY MARKET FUNDS- 115.2%
530,878,291	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$530,878,291

	TOTAL SHORT TERM INVESTMENTS (Cost $530,878,291)	$530,878,291

	TOTAL INVESTMENTS (Cost $530,878,291) - 115.2%	$530,878,291
	Liabilities in Excess of Other Assets - (15.2%)	(70,179,874)

	TOTAL NET ASSETS - 100.0%	$460,698,417

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $313,065,373.
Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Deutsche Bank AG London	Russell 2000 Index	630,000	$368,986,460	6/18/2010	$(12,355,672)
Credit Suisse Capital, LLC	Russell 2000 Index	504,800	313,900,916	1/10/2011	9,614,543
Morgan Stanley Capital Services	Russell 2000 Index	529,000	326,750,526	1/19/2011	7,384,300
BNP Paribas	Russell 2000 Index	266,000	165,602,883	2/14/2011	5,367,570
Merrill Lynch International	Russell 2000 Index	367,000	220,568,908	4/27/2011	(1,062,405)

			$1,395,809,693		$8,948,336

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 80.8%
Australia - 4.0%
10,322	BHP Billiton Ltd. ADR	$716,037
1,596	Sims Metal Management Ltd. ADR	30,005

		746,042

Belgium - 1.0%
2,383	Delhaize Group SA ADR	185,111

Bermuda - 0.5%
2,811	Frontline Ltd.	84,499

Canada - 0.4%
1,987	Thomson Reuters Corp.	66,326

Denmark - 2.6%
7,188	Novo Nordisk A/S ADR	484,687

Finland - 0.2%
3,339	Nokia OYJ ADR	45,711

France - 5.8%
45,533	Alcatel-Lucent ADR *	151,625
21,658	AXA SA ADR	445,938
8,205	Cie Generale de Geophysique-Veritas ADR *	199,956
4,607	France Telecom SA ADR	106,237
1,930	Sanofi-Aventis SA ADR	71,043
1,839	Total SA ADR	105,908
330	Veolia Environnement ADR	10,817

		1,091,524

Germany - 5.6%
5,710	Allianz SE ADR	62,467
9,518	Daimler AG	436,020
404	Deutsche Bank AG	24,632
3,389	Deutsche Telekom AG ADR	43,616
4,993	Fresenius Medical Care AG & Co. KGaA ADR	252,846
2,065	SAP AG ADR	93,586
1,613	Siemens AG ADR	143,734

		1,056,901

Greece - 0.8%
3,592	Coca-Cola Hellenic Bottling Co. SA ADR	83,191
8,813	Hellenic Telecommunications Organization SA ADR	60,633
3,706	National Bank of Greece SA ADR *	16,529

		160,353

Hong Kong - 0.3%
12,845	Hutchison Telecommunications International Ltd. ADR *	52,921

Ireland - 3.4%
34,871	Allied Irish Banks PLC ADR *	121,351
14,635	CRH PLC ADR	359,875
19,027	Elan Corp. PLC ADR *	141,751
3,239	Governor & Co. of the Bank of Ireland ADR *	23,677

		646,654

Italy - 1.1%
2,668	ENI SpA ADR	124,115
1,661	Luxottica Group SpA ADR	43,120
1,321	Telecom Italia SpA ADR	19,657
893	Telecom Italia SpA ADR	10,314

		197,206

Japan - 10.7%
2,168	Canon, Inc. ADR	84,791
8,653	Hitachi Ltd. ADR *	296,365
3,542	Honda Motor Co. Ltd. ADR	120,109
1,806	Kubota Corp. ADR	80,710
575	Kyocera Corp. ADR	53,314
6,396	Mitsubishi UFJ Financial Group, Inc. ADR	32,812
87,146	Mizuho Financial Group, Inc. ADR	335,512
712	Nippon Telegraph & Telephone Corp. ADR	15,023
39,478	Nomura Holdings, Inc. ADR	295,295
6,566	NTT DoCoMo, Inc. ADR	97,833
3,051	ORIX Corp. ADR	113,985
10,499	Panasonic Corp. ADR	164,939
9,177	Sony Corp. ADR	304,952
120	Toyota Motor Corp. ADR	9,240

		2,004,880

Luxembourg - 0.6%
614	Millicom International Cellular SA	43,791
1,510	Tenaris SA ADR	66,440

		110,231

Netherlands - 9.4%
14,207	Aegon NV *	84,105
43,806	ASML Holding NV	1,368,938
387	ING Groep NV ADR *	3,638

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Netherlands (continued) - 9.4%
928	Koninklijke Philips Electronics NV	$28,063
6,369	Reed Elsevier NV ADR	151,773
1,405	Royal Dutch Shell PLC ADR Class A	77,823
626	Royal Dutch Shell PLC ADR Class B	33,416
678	Unilever NV	20,733

		1,768,489

New Zealand - 1.8%
39,690	Telecom Corp. of New Zealand Ltd. ADR	332,205

Norway - 0.1%
853	Statoil ASA ADR	19,073

Portugal - 0.2%
3,536	Portugal Telecom SGPS SA ADR	36,103

Spain - 3.8%
2,136	Banco Bilbao Vizcaya Argentaria SA ADR	32,446
13,188	Banco Santander SA ADR	185,687
7,775	Repsol YPF SA ADR	183,412
4,478	Telefonica SA ADR	320,625

		722,170

Sweden - 0.7%
13,040	Telefonaktiebolaget LM Ericsson ADR	126,227

Switzerland - 5.5%
34,883	ABB Ltd. ADR *	628,941
3,383	Credit Suisse Group AG ADR	146,078
2,893	Logitech International SA *	48,429
835	Novartis AG ADR	44,698
9,238	STMicroelectronics NV	75,197
1,570	Syngenta AG ADR	80,164
570	UBS AG *	7,416

		1,030,923

United Kingdom - 19.8%
1,427	ArcelorMittal	55,196
7,041	AstraZeneca PLC ADR	327,336
2,646	Barclays PLC ADR	45,273
5,707	BHP Billiton PLC ADR	334,316
169	BP PLC ADR	9,484
1,545	British American Tobacco PLC ADR	102,804
12,800	British Sky Broadcasting Group PLC ADR	436,992
10,448	BT Group PLC ADR	227,453
13,744	Cadbury PLC ADR	730,631
3,273	Carnival PLC ADR *	117,075
414	Diageo PLC ADR	27,817
1,538	GlaxoSmithKline PLC ADR	59,997
6,110	HSBC Holdings PLC ADR	326,946
6,918	Intercontinental Hotels Group PLC ADR	98,720
4,064	Lloyds Banking Group PLC ADR *	13,249
1,189	National Grid PLC ADR	59,890
13,443	Pearson PLC ADR	190,756
1,417	Prudential PLC ADR	26,030
5,557	Reed Elsevier PLC ADR	176,991
886	Rio Tinto PLC ADR	171,902
438	Royal Bank of Scotland Group PLC ADR *	4,472
1,644	Smith & Nephew PLC ADR	82,069
1,094	Tomkins PLC ADR	13,051
1,815	Unilever PLC ADR	55,394
986	Vodafone Group PLC ADR	21,160

		3,715,004

United States - 2.5%
14,320	Carnival Corp. *	477,286

	TOTAL COMMON STOCKS (Cost $12,196,826)	$15,160,526

INVESTMENT COMPANIES - 0.5%
United States - 0.5%
277	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$10,775
2,510	iPath GSCI Total Return Index ETN *	72,263

	TOTAL INVESTMENT COMPANIES (Cost $76,933)	$83,038

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 17.0%
MONEY MARKET FUNDS- 17.0%
3,189,794	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$3,189,794

	TOTAL SHORT TERM INVESTMENTS (Cost $3,189,794)	$3,189,794

	TOTAL INVESTMENTS (Cost $15,463,553) - 98.3% (b)	$18,433,358
	Other Assets in Excess of Liabilities - 1.7%	326,154

	TOTAL NET ASSETS - 100.0%	$18,759,512

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Industry	Value	% of Net Assets

Automobiles	$565,369	3.0%
Beverages	111,007	0.6
Capital Markets	473,421	2.5
Chemicals	80,164	0.4
Commercial Banks	1,137,953	6.1
Communications Equipment	323,563	1.7
Computers & Peripherals	48,429	0.3
Construction Materials	359,875	1.9
Consumer Finance	113,985	0.6
Diversified Financial Services	3,638	0.0 †
Diversified Telecommunication	1,171,866	6.2
Electrical Equipment	628,941	3.4
Electronic Equipment & Instruments	349,679	1.9
Energy Equipment & Services	266,396	1.4
Food & Staples Retailing	185,111	1.0
Food Products	806,758	4.3
Health Care Equipment & Supplies	82,069	0.4
Health Care Providers & Services	252,846	1.4
Hotels, Restaurants & Leisure	693,081	3.7
Household Durables	469,891	2.5
Industrial Conglomerates	184,849	1.0
Insurance	618,541	3.3
Machinery	80,710	0.4
Media	1,022,838	5.5
Metals & Mining	1,307,456	7.0
Multi-Utilities	70,707	0.4
Office Electronics	84,791	0.5
Oil, Gas & Consumable Fuels	637,730	3.4
Pharmaceuticals	1,129,512	6.0
Semiconductors & Semiconductor Equipment	1,444,135	7.7
Software	93,586	0.5
Textiles, Apparel & Luxury Goods	43,120	0.2
Tobacco	102,804	0.5
Wireless Telecommunication Services	215,705	1.1
Investment Companies	83,038	0.5
Short Term Investments	3,189,794	17.0

Total Investments	18,433,358	98.3
Other Assets in Excess of Liabilities	326,154	1.7

Net Assets	$18,759,512	100.0%

Percentages are stated as a percent of net assets.

ADR — American Depository Receipts.

ETN — Exchange Traded Note.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,128,789.

†	Less than 0.05%.

Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Morgan Stanley Capital Services	iShares MSCI EAFE Index	281,800	$15,450,727	1/19/2011	$(544,841)
Merrill Lynch International	iShares MSCI EAFE Index	116,500	6,707,324	4/27/2011	(595,609)
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	384,000	20,385,180	5/1/2011	(76,818)

			$42,543,231		$(1,217,268)

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 87.9%
MONEY MARKET FUNDS- 87.9%
6,142,812	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$6,142,812

	TOTAL SHORT TERM INVESTMENTS (Cost $6,142,812)	$6,142,812

	TOTAL INVESTMENTS (Cost $6,142,812) - 87.9%	$6,142,812
	Other Assets in Excess of Liabilities - 12.1%	848,130

	TOTAL NET ASSETS - 100.0%	$6,990,942

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,498,807.
Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	164,300	$8,956,991	1/10/2011	$253,991
Morgan Stanley Capital Services	iShares MSCI EAFE Index	56,500	3,018,446	1/19/2011	30,981
Merrill Lynch International	iShares MSCI EAFE Index	178,900	9,958,344	3/29/2011	561,822

			$21,933,781		$846,794

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 63.1%
Brazil - 7.6%
106,132	Banco Santander Brasil SA ADR	$1,277,829
14,151	Brasil Telecom SA ADR *	146,604
6,721	BRF - Brasil Foods SA ADR *	323,213
17,793	Centrais Eletricas Brasileiras SA ADR *	378,635
13,195	Cia de Saneamento Basico Do Estado de Sao Paulo ADR *	449,290
88,406	Cia Siderurgica Nacional SA ADR	2,574,383
6,687	CPFL Energia SA ADR	395,135
82,675	Empresa Brasileira de Aeronautica SA ADR *	1,755,190
19,494	Gafisa SA ADR	500,996
296,565	Petroleo Brasileiro SA ADR	12,031,642
315,810	Vale SA ADR	8,144,740
16,767	Vivo Participacoes SA ADR	469,308

		28,446,965

Chile - 4.2%
63,289	Banco Santander Chile ADR	3,913,159
848	Empresa Nacional de Electricidad SA ADR	43,206
175,154	Enersis SA ADR	4,021,536
84,410	Lan Airlines SA ADR	1,390,233
173,065	Sociedad Quimica y Minera de Chile SA ADR	6,296,105

		15,664,239

China - 3.1%
67,924	China Life Insurance Co. Ltd. ADR	4,485,701
41,037	China Petroleum & Chemical Corp. ADR	3,188,164
36,791	PetroChina Co. Ltd. ADR	4,101,829

		11,775,694

Hong Kong - 4.7%
244,103	China Mobile Ltd. ADR	11,460,636
77,828	China Unicom Hong Kong Ltd. ADR	871,674
38,558	CNOOC Ltd. ADR	5,391,565

		17,723,875

Hungary - 0.1%
16,271	Magyar Telekom Telecommunications PLC ADR	286,695

India - 8.2%
85,079	HDFC Bank Ltd. ADR	10,064,846
199,031	ICICI Bank Ltd. ADR	7,021,814
159,761	Infosys Technologies Ltd. ADR	8,293,193
106,485	Tata Communications Ltd. ADR	1,425,834
202,250	Wipro Ltd. ADR	3,982,302

		30,787,989

Israel - 2.7%
30,213	Check Point Software Technologies Ltd. *	966,212
5,200	Nice Systems Ltd. ADR *	151,372
161,212	Teva Pharmaceutical Industries Ltd. ADR	9,143,945

		10,261,529

Mexico - 4.0%
158,135	America Movil SAB de CV ADR Series L	6,902,593
165,212	Cemex SAB de CV ADR *	1,518,298
60,494	Fomento Economico Mexicano SAB de CV ADR	2,550,427
130,894	Grupo Televisa SA ADR	2,557,669
76,769	Telmex Internacional SAB de CV ADR	1,355,740

		14,884,727

Peru - 1.2%
99,941	Cia de Minas Buenaventura SA ADR	3,146,143
54,762	Southern Copper Corp.	1,458,312

		4,604,455

Russia - 1.6%
67,392	Mechel ADR	1,333,688
38,135	Mobile Telesystems ADR	1,822,090
119,893	Vimpel-Communications ADR	2,174,859
33,997	Wimm-Bill-Dann Foods ADR *	706,458

		6,037,095

South Africa - 1.3%
135,068	Sasol Ltd. ADR	4,943,489

South Korea - 11.9%
222,096	KB Financial Group, Inc. ADR *	9,492,383
448,580	Korea Electric Power Corp. ADR *	7,289,425
254,820	KT Corp. ADR *	5,384,347
220,363	LG Display Co. Ltd. ADR *	3,574,288
126,898	POSCO ADR	14,333,129

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
South Korea (continued) - 11.9%
12,064	Shinhan Financial Group Co. Ltd. ADR *	$835,794
232,037	SK Telecom Co. Ltd. ADR	4,021,201

		44,930,567

Taiwan - 12.4%
466,587	AU Optronics Corp. ADR	5,104,462
539,433	Chunghwa Telecom Co. Ltd. ADR	10,238,431
861,606	Siliconware Precision Industries Co. ADR	5,815,840
1,673,826	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,006,072
2,475,680	United Microelectronics Corp. ADR *	8,689,637

		46,854,442

Turkey - 0.1%
23,349	Turkcell Iletisim Hizmet AS ADR	424,718

	TOTAL COMMON STOCKS (Cost $223,936,044)	$237,626,479

PREFERRED SHARES - 17.4%
Brazil - 16.7%
580,452	Banco Bradesco SA ADR	9,612,285
28,158	Brasil Telecom SA ADR *	588,784
4,246	Centrais Eletricas Brasileiras SA ADR *	77,404
36,260	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	2,419,267
57,309	Cia de Bebidas das Americas ADR	5,304,521
63,504	Cia Energetica de Minas Gerais ADR	1,058,612
10,047	Cia Paranaense de Energia ADR	204,456
153,855	Gerdau SA ADR	2,069,350
29,009	Gol Linhas Aereas Inteligentes SA ADR *	353,910
776,774	Itau Unibanco Holding SA ADR	14,882,990
50,341	Net Servicos de Comunicacao SA ADR *	595,534
392,755	Petroleo Brasileiro SA ADR	14,170,600
21,367	Tam SA ADR *	389,734
59,715	Tele Norte Leste Participacoes SA ADR	1,064,121
3,184	Tim Participacoes SA ADR	83,644
442,707	Vale SA ADR	9,996,324

		$62,871,536

Colombia - 0.7%
59,824	Bancolombia SA ADR	2,578,414

	TOTAL PREFERRED SHARES (Cost $60,533,794)	$65,449,950

SHORT TERM INVESTMENTS - 27.1%
MONEY MARKET FUNDS- 27.1%
102,146,155	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$102,146,155

	TOTAL SHORT TERM INVESTMENTS (Cost $102,146,155)	$102,146,155

	TOTAL INVESTMENTS (Cost $386,615,993) - 107.6% (b)	$405,222,584
	Liabilities in Excess of Other Assets - (7.6%)	(28,545,754)

	TOTAL NET ASSETS - 100.0%	$376,676,830

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Industry	Value	% of Net Assets

Aerospace & Defense	$1,755,190	0.5%
Airlines	2,133,877	0.6
Beverages	7,854,948	2.1
Chemicals	6,296,105	1.7
Commercial Banks	59,679,514	15.8
Construction Materials	1,518,298	0.4
Diversified Telecommunication Services	23,537,089	6.3
Electric Utilities	13,425,203	3.6
Electronic Equipment & Instruments	8,678,750	2.3
Food & Staples Retailing	2,419,267	0.6
Food Products	1,029,671	0.3
Household Durables	500,996	0.1
Independent Power Producers & Energy Traders	43,206	0.0 †
Insurance	4,485,701	1.2
IT Services	12,275,496	3.3
Media	3,153,203	0.8
Metals & Mining	43,056,068	11.4
Oil, Gas & Consumable Fuels	43,827,289	11.6
Pharmaceuticals	9,143,945	2.4
Semiconductors & Semiconductor Equipment	31,511,549	8.4
Software	1,117,584	0.3
Water Utilities	449,290	0.1
Wireless Telecommunication Services	25,184,190	6.7
Short Term Investments	102,146,155	27.1

Total Investments	405,222,584	107.6
Liabilities in Excess of Other Assets	(28,545,754)	(7.6)

Net Assets	$376,676,830	100.0%

Percentages are stated as a percent of net assets.

ADR — American Depository Receipts.

*	Non-Income producing security.

†	Less than 0.05%.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $392,875,934.

Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Deutsche Bank AG London	iShares MSCI Emerging Market Index	4,306,300	$178,806,139	6/30/2010	$(13,083,944)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	4,135,800	170,711,121	1/19/2011	(11,159,270)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	6,285,000	248,796,178	2/7/2011	(7,703,994)
Merrill Lynch International	iShares MSCI Emerging Market Index	6,860,950	278,262,469	2/24/2011	(14,784,561)

			$876,575,907		$(46,731,769)

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.7%
MONEY MARKET FUNDS- 98.7%
152,020,470	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$152,020,470

	TOTAL SHORT TERM INVESTMENTS (Cost $152,020,470)	$152,020,470

	TOTAL INVESTMENTS (Cost $152,020,470) - 98.7%	$152,020,470
	Other Assets in Excess of Liabilities - 1.3%	1,990,881

	TOTAL NET ASSETS - 100.0%	$154,011,351

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $87,500,216.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	2,206,930	$89,019,675	5/6/2010	$4,331,471
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	1,504,800	61,211,211	1/19/2011	2,888,090
Merrill Lynch International	iShares MSCI Emerging Market Index	5,247,100	213,881,736	2/24/2011	11,803,423
Deutsche Bank AG London	iShares MSCI Emerging Market Index	3,129,300	126,300,645	6/25/2014	6,408,049

			$490,413,267		$25,431,033

Direxion Daily China Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 82.5%
Airlines - 1.6%
4,876	China Eastern Airlines Corp. Ltd. ADR *	$159,348
10,799	China Southern Airlines Co. Ltd. ADR *	175,484

		334,832

Chemicals - 1.0%
5,971	Sinopec Shanghai Petrochemical Co. Ltd. ADR *	206,656

Computers & Peripherals - 0.6%
19,648	China Digital TV Holding Co. Ltd. ADR *	124,568

Diversified Consumer Services - 1.6%
5,080	New Oriental Education & Technology Group, Inc. ADR *	345,440

Diversified Telecommunication - 7.6%
15,738	China Telecom Corp. Ltd. ADR	645,730
86,865	China Unicom Hong Kong Ltd. ADR	972,888

		1,618,618

Electrical Equipment - 4.7%
39,957	JA Solar Holdings Co. Ltd. ADR *	171,815
22,279	Suntech Power Holdings Co. Ltd. ADR *	300,989
13,008	Trina Solar Ltd. ADR *	285,266
19,376	Yingli Green Energy Holding Co. Ltd. ADR *	242,588

		1,000,658

Health Care Equipment & Supplies - 2.7%
9,242	China Medical Technologies, Inc. ADR	120,793
12,986	Mindray Medical International Ltd. ADR	452,822

		573,615

Hotels, Restaurants & Leisure - 4.0%
16,494	Ctrip.com International Ltd. ADR *	516,097
6,088	Home Inns & Hotels Management, Inc. ADR *	187,267
42,779	Melco Crown Entertainment Ltd. ADR *	152,721

		856,085

Independent Power Producers & Energy Traders - 1.5%
14,679	Huaneng Power International, Inc. ADR	326,755

Insurance - 7.6%
22,755	China Life Insurance Co. Ltd. ADR	1,502,740
6,530	CNinsure, Inc. ADR	121,523

		1,624,263

Internet Software & Services - 4.8%
1,538	Baidu, Inc. ADR *	633,210
11,835	NetEase.com, Inc. ADR *	388,188

		1,021,398

Life Sciences Tools & Services - 1.0%
13,909	WuXi PharmaTech Cayman, Inc. ADR *	209,191

Media - 1.7%
17,462	Focus Media Holding Ltd. ADR *	234,340
14,789	VisionChina Media, Inc. ADR *	128,516

		362,856

Metals & Mining - 2.4%
20,507	Aluminum Corp. of China Ltd. ADR *	508,779

Oil, Gas & Consumable Fuels - 18.9%
12,397	China Petroleum & Chemical Corp. ADR	963,123
8,868	CNOOC Ltd. ADR	1,240,013
11,897	PetroChina Co. Ltd. ADR	1,326,397
25,943	Yanzhou Coal Mining Co. Ltd. ADR	503,813

		4,033,346

Real Estate Management & Development - 1.3%
9,890	China Real Estate Information Corp. ADR *	81,790
11,687	E-House China Holdings Ltd. ADR *	187,460

		269,250

Road & Rail - 0.8%
8,948	Guangshen Railway Co. Ltd. ADR	180,660

Semiconductors & Semiconductor Equipment - 2.0%
21,425	LDK Solar Co. Ltd. ADR *	133,478
81,137	Semiconductor Manufacturing International Corp. ADR *	301,018

		434,496

Software - 7.2%
3,745	Changyou.com Ltd. ADR *	125,795
29,083	Giant Interactive Group, Inc. ADR	212,888

Direxion Daily China Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Software (continued) - 7.2%
10,090	KongZhong Corp. ADR *	$85,462
7,193	Longtop Financial Technologies Ltd. ADR *	249,309
6,956	Perfect World Co. Ltd. ADR *	259,389
21,100	Shanda Games Ltd. ADR *	179,350
6,959	Shanda Interactive Entertainment Ltd. ADR *	321,575
7,089	VanceInfo Technologies, Inc. ADR *	113,637

		1,547,405

Wireless Telecommunication Services - 9.5%
39,532	China Mobile Ltd. ADR	1,856,027
39,695	Hutchison Telecommunications International Ltd. ADR *	163,543

		2,019,570

	TOTAL COMMON STOCKS (Cost $19,404,172)	$17,598,441

SHORT TERM INVESTMENTS - 40.8%
MONEY MARKET FUNDS- 40.8%
8,694,919	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$8,694,919

	TOTAL SHORT TERM INVESTMENTS (Cost $8,694,919)	$8,694,919

	TOTAL INVESTMENTS (Cost $28,099,091) - 123.3% (b)	$26,293,360
	Liabilities in Excess of Other Assets - (23.3%)	(4,976,627)

	TOTAL NET ASSETS - 100.0%	$21,316,733

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,585,866.

Direxion Daily China Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	BNY China Select ADR Index	4,190	$15,584,479	6/6/2011	$(1,406,550)
Deutsche Bank AG London	BNY China Select ADR Index	9,505	36,046,148	12/18/2014	(3,848,090)

			$51,630,627		$(5,254,640)

Direxion Daily China Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 93.9%
MONEY MARKET FUNDS- 93.9%
7,338,252	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$7,338,252

	TOTAL SHORT TERM INVESTMENTS (Cost $7,338,252)	$7,338,252

	TOTAL INVESTMENTS (Cost $7,338,252) - 93.9%	$7,338,252
	Other Assets in Excess of Liabilities - 6.1%	476,708

	TOTAL NET ASSETS - 100.0%	$7,814,960

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,958,454.
Direxion Daily China Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Deutsche Bank AG London	BNY China Select ADR Index	2,058	$7,171,773	6/6/2011	$200,437
Credit Suisse Capital, LLC	BNY China Select ADR Index	4,870	18,163,289	12/18/2014	1,645,006

			$25,335,062		$1,845,443

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 45.3%
Brazil - 15.4%
10,447	Centrais Eletricas Brasileiras SA ADR *	$222,312
16,071	Cia Siderurgica Nacional SA ADR	467,988
6,899	Empresa Brasileira de Aeronautica SA ADR *	146,466
5,007	Fibria Celulose SA ADR *	91,528
35,274	Petroleo Brasileiro SA ADR	1,431,066

		2,359,360

Chile - 9.9%
2,482	Banco de Chile ADR	137,131
6,701	Banco Santander Chile ADR	414,323
6,038	Empresa Nacional de Electricidad SA ADR	307,636
12,026	Enersis SA ADR	276,117
11,709	Lan Airlines SA ADR	192,847
4,898	Sociedad Quimica y Minera de Chile SA ADR	178,189

		1,506,243

Mexico - 15.7%
31,611	America Movil SAB de CV ADR Series L	1,379,820
33,550	Cemex SAB de CV ADR *	308,324
7,979	Fomento Economico Mexicano SAB de CV ADR	336,395
12,524	Grupo Televisa SA ADR	244,719
7,729	Telefonos de Mexico SAB de CV ADR Series L	124,823

		2,394,081

Peru - 4.3%
7,692	Cia de Minas Buenaventura SA ADR	242,144
2,954	Credicorp Ltd.	220,457
7,108	Southern Copper Corp.	189,286

		651,887

	TOTAL COMMON STOCKS (Cost $7,665,996)	$6,911,571

PREFERRED SHARES - 40.7%
Brazil - 40.7%
39,757	Banco Bradesco SA ADR	658,378
7,027	Cia de Bebidas das Americas ADR	650,419
16,695	Cia Energetica de Minas Gerais ADR	278,306
5,622	Cia Paranaense de Energia ADR	114,408
29,784	Gerdau SA ADR	400,595
83,076	Itau Unibanco Holding SA ADR	1,591,736
15,381	Petroleo Brasileiro SA ADR	554,946
12,112	Tele Norte Leste Participacoes SA ADR	215,836
77,506	Vale SA-SP ADR	1,750,085

	TOTAL PREFERRED SHARES (Cost $7,160,011)	$6,214,709

SHORT TERM INVESTMENTS - 40.3%
MONEY MARKET FUNDS- 40.3%
6,157,186	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$6,157,186

	TOTAL SHORT TERM INVESTMENTS (Cost $6,157,186)	$6,157,186

	TOTAL INVESTMENTS (Cost $20,983,193) - 126.3% (b)	$19,283,466
	Liabilities in Excess of Other Assets - (26.3%)	(4,014,636)

	TOTAL NET ASSETS - 100.0%	$15,268,830

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Industry	Value	% of Net Assets

Aerospace & Defense	$146,466	1.0%
Airlines	192,847	1.3
Beverages	986,814	6.5
Chemicals	178,189	1.2
Commercial Banks	3,022,025	19.8
Construction Materials	308,324	2.0
Diversified Telecommunication Services	340,659	2.2
Electric Utilities	891,143	5.8
Independent Power Producers & Energy Traders	307,636	2.0
Media	244,719	1.6
Metals & Mining	3,050,098	20.0
Oil, Gas & Consumable Fuels	1,986,012	13.0
Paper & Forest Products	91,528	0.6
Wireless Telecommunication Services	1,379,820	9.0
Short Term Investments	6,157,186	40.3

Total Investments	19,283,466	126.3
Liabilities in Excess of Other Assets	(4,014,636)	(26.3)

Net Assets	$15,268,830	100.0%

Percentages are stated as a percent of net assets.

ADR — American Depository Receipts.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,750,085.
Direxion Daily Latin America Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	S&P Latin America 40 Index	598,740	$29,038,748	6/6/2011	$(3,465,055)
Merrill Lynch International	S&P Latin America 40 Index	168,000	7,448,929	7/27/2011	(292,652)

			$36,487,677		$(3,757,707)

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 94.9%
MONEY MARKET FUNDS- 94.9%
8,230,459	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$8,230,459

	TOTAL SHORT TERM INVESTMENTS (Cost $8,230,459)	$8,230,459

	TOTAL INVESTMENTS (Cost $8,230,459) - 94.9%	$8,230,459
	Other Assets in Excess of Liabilities - 5.1%	445,709

	TOTAL NET ASSETS - 100.0%	$8,676,168

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,040,042.
Direxion Daily Latin America Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	S&P Latin America 40 Index	575,615	$26,913,538	6/6/2011	$2,313,128
Merrill Lynch International	S&P Latin America 40 Index	28,000	1,240,992	7/27/2011	47,205
Deutsche Bank AG London	S&P Latin America 40 Index	7,200	334,733	12/18/2014	24,273

			$28,489,263		$2,384,606

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 86.1%
Electrical Equipment - 0.6%
5,184	First Solar, Inc. *	$587,347
9,737	SunPower Corp. Class A *	198,537

		785,884

Energy Equipment & Services - 14.8%
5,643	Atwood Oceanics, Inc. *	189,153
31,262	Baker Hughes, Inc.	1,415,543
29,460	BJ Services Co.	608,938
24,274	Cameron International Corp. *	914,159
6,958	Diamond Offshore Drilling, Inc.	636,866
8,317	Dresser-Rand Group, Inc. *	246,017
6,296	Exterran Holdings, Inc. *	127,683
12,465	FMC Technologies, Inc. *	662,764
90,501	Halliburton Co.	2,643,534
10,438	Helix Energy Solutions Group, Inc. *	110,747
10,639	Helmerich & Payne, Inc.	445,029
28,551	Nabors Industries Ltd. *	636,687
42,177	National Oilwell Varco, Inc.	1,725,039
5,513	Oceaneering International, Inc. *	301,561
5,002	Oil States International, Inc. *	184,274
15,473	Patterson-UTI Energy, Inc.	237,665
17,512	Pride International, Inc. *	518,355
11,406	Rowan Cos, Inc. *	245,001
120,702	Schlumberger Ltd.	7,659,749
2,037	SEACOR Holdings, Inc. *	143,099
1,170	Seahawk Drilling, Inc. *	24,465
25,021	Smith International, Inc.	758,637
7,881	Superior Energy Services, Inc. *	181,027
4,118	Unit Corp. *	187,534

		20,803,526

Gas Utilities - 0.4%
13,212	EQT Corp.	581,592

Metals & Mining - 0.2%
5,331	Walter Energy, Inc.	346,089

Oil, Gas & Consumable Fuels - 70.0%
12,087	Alpha Natural Resources, Inc. *	490,853
50,359	Anadarko Petroleum Corp.	3,211,897
33,815	Apache Corp.	3,339,908
16,390	Arch Coal, Inc.	345,337
10,456	Cabot Oil & Gas Corp.	400,151
63,166	Chesapeake Energy Corp.	1,565,254
202,239	Chevron Corp.	14,585,477
8,403	Cimarex Energy Co.	413,512
2,460	CNX Gas Corp. *	66,002
4,684	Comstock Resources, Inc. *	182,629
7,677	Concho Resources, Inc. *	344,467
149,463	ConocoPhillips	7,174,224
18,221	Consol Energy, Inc.	849,281
3,086	Continental Resources, Inc. *	117,175
25,106	Denbury Resources, Inc. *	340,186
44,781	Devon Energy Corp.	2,996,297
70,725	El Paso Corp.	717,859
5,606	Encore Acquisition Co. *	266,958
25,243	EOG Resources, Inc.	2,282,472
14,036	EXCO Resources, Inc.	246,191
492,280	Exxon Mobil Corp.	31,717,600
11,246	Forest Oil Corp. *	271,254
10,571	Frontier Oil Corp.	131,715
29,304	Hess Corp.	1,693,478
4,299	Holly Corp.	112,204
71,400	Marathon Oil Corp.	2,128,434
10,273	Mariner Energy, Inc. *	148,445
8,622	Massey Energy Co.	332,119
19,252	Murphy Oil Corp.	983,392
13,380	Newfield Exploration Co. *	654,817
17,486	Noble Energy, Inc.	1,292,915
81,774	Occidental Petroleum Corp.	6,406,175
26,974	Peabody Energy Corp.	1,136,145
30,350	PetroHawk Energy Corp. *	677,716
11,502	Pioneer Natural Resources Co.	505,858
14,047	Plains Exploration & Production Co. *	468,467
11,833	Quicksilver Resources, Inc. *	157,261
15,795	Range Resources Corp.	726,570
14,197	SandRidge Energy, Inc. *	120,107
34,663	Southwestern Energy Co. *	1,486,349
65,066	Spectra Energy Corp.	1,382,653
6,290	St. Mary Land & Exploration Co.	201,532
11,794	Sunoco, Inc.	295,911
13,958	Tesoro Corp.	174,475

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Oil, Gas & Consumable Fuels (continued) - 70.0%
56,772	Valero Energy Corp.	$1,045,740
5,125	Whiting Petroleum Corp. *	341,120
58,521	Williams Cos, Inc.	1,219,578
58,483	XTO Energy, Inc.	2,606,587

		98,354,747

	TOTAL COMMON STOCKS (Cost $118,285,410)	$120,871,838

SHORT TERM INVESTMENTS - 22.8%
MONEY MARKET FUNDS- 22.8%
32,091,600	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$32,091,600

	TOTAL SHORT TERM INVESTMENTS (Cost $32,091,600)	$32,091,600

	TOTAL INVESTMENTS (Cost $150,377,010) - 108.9% (b)	$152,963,438
	Liabilities in Excess of Other Assets - (8.9%)	(12,508,317)

	TOTAL NET ASSETS - 100.0%	$140,455,121

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $126,021,807.
Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Morgan Stanley Capital Services	Direxion Energy Index	86,000	$55,526,573	1/19/2011	$(2,674,824)
Credit Suisse Capital, LLC	Direxion Energy Index	303,900	193,191,154	1/27/2011	(6,452,384)
Deutsche Bank AG London	Direxion Energy Index	97,400	62,377,363	12/16/2014	(2,546,290)

			$311,095,090		$(11,673,498)

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 121.6%
MONEY MARKET FUNDS- 121.6%
59,752,681	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$59,752,681

	TOTAL SHORT TERM INVESTMENTS (Cost $59,752,681)	$59,752,681

	TOTAL INVESTMENTS (Cost $59,752,681) - 121.6%	$59,752,681
	Liabilities in Excess of Other Assets - (21.6%)	(10,621,315)

	TOTAL NET ASSETS - 100.0%	$49,131,366

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,449,199.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	Direxion Energy Index	179,100	$114,662,698	1/10/2011	$4,556,802
BNP Paribas	Direxion Energy Index	35,000	22,985,852	2/14/2011	1,468,639
Deutsche Bank AG London	Direxion Energy Index	25,700	16,885,356	12/16/2014	1,081,148

			$154,533,906		$7,106,589

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 76.6%
Capital Markets - 12.9%
22,369	Affiliated Managers Group, Inc. *	$1,354,890
138,251	Ameriprise Financial, Inc.	5,286,718
647,951	Bank of New York Mellon Corp.	18,848,895
17,230	BlackRock, Inc.	3,684,119
514,639	Charles Schwab Corp.	9,412,747
63,173	Eaton Vance Corp.	1,820,014
47,837	Federated Investors, Inc. Class B	1,214,103
81,657	Franklin Resources, Inc.	8,086,493
103,054	GLG Partners, Inc. *	301,948
272,861	Goldman Sachs Group, Inc.	40,579,888
11,099	Greenhill & Co., Inc.	863,502
225,244	Invesco Ltd.	4,347,209
23,517	Investment Technology Group, Inc. *	482,098
98,713	Janus Capital Group, Inc.	1,205,286
62,870	Jefferies Group, Inc. *	1,605,700
41,474	Lazard Ltd. Class A	1,598,408
86,783	Legg Mason, Inc.	2,237,266
736,708	Morgan Stanley	19,729,040
130,601	Northern Trust Corp.	6,597,963
53,055	Raymond James Financial, Inc.	1,342,822
65,598	SEI Investments Co.	1,161,741
267,638	State Street Corp.	11,476,317
138,473	T. Rowe Price Group, Inc.	6,871,030
141,681	TD Ameritrade Holding Corp. *	2,516,255
46,645	Waddell & Reed Financial, Inc. Class A	1,461,388

		154,085,840

Commercial Banks - 14.7%
69,303	Associated Banc-Corp.	881,534
45,166	BancorpSouth, Inc.	1,033,398
25,915	Bank of Hawaii Corp.	1,178,614
372,147	BB&T Corp.	10,371,737
10,954	BOK Financial Corp.	519,329
132,706	CapitalSource, Inc.	635,662
23,347	City National Corp.	1,153,108
81,909	Comerica, Inc.	2,826,680
34,232	Commerce Bancshares, Inc.	1,354,903
28,027	Cullen/Frost Bankers, Inc.	1,438,346
431,071	Fifth Third Bancorp	5,362,523
3,269	First Citizens BancShares, Inc. Class A	548,244
120,120	First Horizon National Corp. *	1,555,556
95,177	Fulton Financial Corp.	879,435
387,168	Huntington Bancshares, Inc.	1,854,535
476,184	KeyCorp	3,419,001
41,301	M&T Bank Corp.	3,045,949
284,401	Marshall & Ilsley Corp.	1,965,211
249,391	PNC Financial Services Group, Inc.	13,823,743
346,641	Popular, Inc.	745,278
626,043	Regions Financial Corp.	3,975,373
270,350	SunTrust Banks, Inc.	6,577,615
205,431	Synovus Financial Corp.	566,990
69,435	TCF Financial Corp.	1,016,528
1,028,519	U.S. Bancorp	25,795,257
82,918	Valley National Bancorp	1,140,122
2,804,974	Wells Fargo & Co.	79,745,411
52,542	Whitney Holding Corp.	652,572
37,564	Wilmington Trust Corp.	492,840
81,503	Zions Bancorporation	1,546,112

		176,101,606

Consumer Finance - 3.1%
549,963	American Express Co.	20,711,607
48,737	AmeriCredit Corp. *	1,022,015
244,807	Capital One Financial Corp.	9,023,586
290,360	Discover Financial Services	3,972,125
253,386	SLM Corp. *	2,668,155
2,168	Student Loan Corp.	98,210

		37,495,698

Diversified Financial Services - 17.6%
4,689,216	Bank of America Corp.	71,182,299
10,240,161	Citigroup, Inc.	33,997,335
35,968	CME Group, Inc.	10,316,342
22,009	Interactive Brokers Group, Inc. Class A *	349,943
39,475	Intercontinental Exchange, Inc. *	3,769,073
2,037,519	JPMorgan Chase & Co.	79,340,990
101,478	Leucadia National Corp. *	2,266,004
101,691	Moody’s Corp.	2,805,655
54,255	MSCI, Inc. Class A *	1,603,778
73,402	NASDAQ OMX Group, Inc. *	1,320,502

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Diversified Financial Services (continued) - 17.6%
140,924	NYSE Euronext	$3,299,031

		210,250,952

Insurance - 13.8%
253,361	Aflac, Inc.	12,270,273
3,010	Alleghany Corp. *	785,941
26,843	Allied World Assurance Co. Holdings Ltd.	1,201,493
290,717	Allstate Corp.	8,701,160
46,609	American Financial Group, Inc.	1,156,369
65,557	American International Group, Inc. *	1,588,446
8,635	American National Insurance Co.	919,109
150,032	AON Corp.	5,836,245
26,329	Arch Capital Group Ltd. *	1,883,577
54,332	Arthur J. Gallagher & Co.	1,225,187
44,944	Aspen Insurance Holdings Ltd.	1,196,859
63,824	Assurant, Inc.	2,005,988
77,184	Axis Capital Holdings Ltd.	2,222,899
63,213	Brown & Brown, Inc.	1,112,549
190,850	Chubb Corp.	9,542,500
78,419	Cincinnati Financial Corp.	2,069,477
14,581	CNA Financial Corp. *	342,508
26,795	Endurance Specialty Holdings Ltd.	965,156
15,998	Erie Indemnity Co. Class A	623,922
33,357	Everest Re Group Ltd.	2,860,029
127,276	Fidelity National Financial, Inc. Class A	1,641,860
53,911	First American Corp.	1,594,148
264,793	Genworth Financial, Inc. Class A *	3,664,735
27,714	Hanover Insurance Group, Inc.	1,175,628
207,596	Hartford Financial Services Group, Inc.	4,980,228
60,814	HCC Insurance Holdings, Inc.	1,648,059
163,739	Lincoln National Corp.	4,024,705
177,615	Loews Corp.	6,353,289
5,320	Markel Corp. *	1,729,053
283,223	Marsh & McLennan Cos, Inc.	6,106,288
71,421	MBIA, Inc. *	352,106
14,456	Mercury General Corp.	552,508
312,769	MetLife, Inc.	11,047,001
130,384	Old Republic International Corp.	1,380,767
12,576	OneBeacon Insurance Group Ltd. Class A	163,236
38,609	PartnerRe Ltd.	2,879,845
168,389	Principal Financial Group, Inc.	3,881,366
369,119	Progressive Corp.	6,119,993
46,385	Protective Life Corp.	781,587
249,698	Prudential Financial, Inc.	12,482,403
39,439	Reinsurance Group of America, Inc.	1,921,468
33,780	RenaissanceRe Holdings Ltd.	1,830,200
26,571	StanCorp Financial Group, Inc.	1,142,022
44,844	Torchmark Corp.	2,013,496
14,784	Transatlantic Holdings, Inc.	734,617
296,142	Travelers Cos, Inc.	15,005,515
22,810	Unitrin, Inc.	494,977
179,556	Unum Group	3,513,911
51,082	Validus Holdings Ltd.	1,353,673
72,837	W.R. Berkley Corp.	1,772,124
729	Wesco Financial Corp.	257,337
4,233	White Mountains Insurance Group Ltd.	1,356,549
185,422	XL Capital Ltd. Class A	3,109,527

		165,573,908

IT Services - 4.0%
28,803	Alliance Data Systems Corp. *	1,712,626
76,032	Broadridge Financial Solutions, Inc.	1,651,415
178,470	Fidelity National Information Services, Inc.	4,204,753
84,336	Fiserv, Inc. *	3,798,493
43,574	Global Payments, Inc.	1,939,043
51,792	Lender Processing Services, Inc.	2,007,458
46,138	MasterCard, Inc. Class A	11,529,886
87,735	Total System Services, Inc.	1,255,488
243,544	Visa, Inc. Class A	19,977,914

		48,077,076

Media - 0.1%
19,678	Interactive Data Corp.	563,381
10,597	Morningstar, Inc. *	500,814

		1,064,195

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Professional Services - 0.4%
28,820	Dun & Bradstreet Corp.	$2,275,915
68,422	Equifax, Inc.	2,189,504

		4,465,419

Real Estate Investment Trusts - 8.4%
23,943	Alexandria Real Estate Equities, Inc.	1,430,115
79,252	AMB Property Corp.	1,902,048
295,043	Annaly Capital Management, Inc.	5,127,847
63,472	Apartment Investment & Management Co. Class A	974,930
43,307	AvalonBay Communities, Inc.	3,317,749
75,096	Boston Properties, Inc.	4,871,478
69,684	Brandywine Realty Trust	782,551
29,454	BRE Properties, Inc.	944,590
36,141	Camden Property Trust	1,401,187
363,327	Chimera Investment Corp.	1,424,242
31,097	Corporate Office Properties Trust	1,109,852
41,254	Digital Realty Trust, Inc.	1,980,192
65,746	Douglas Emmett, Inc.	909,267
121,318	Duke Realty Corp.	1,373,320
148,427	Equity Residential	4,757,085
15,783	Essex Property Trust, Inc.	1,257,747
32,036	Federal Realty Investment Trust	2,062,478
158,863	HCP, Inc.	4,503,766
64,981	Health Care REIT, Inc.	2,794,183
66,195	Hospitality Properties Trust	1,464,233
333,423	Host Hotels & Resorts, Inc. *	3,534,284
121,239	HRPT Properties Trust	808,664
203,988	Kimco Realty Corp.	2,574,329
60,517	Liberty Property Trust	1,839,717
52,280	Macerich Co.	1,612,838
42,402	Mack-Cali Realty Corp.	1,383,153
61,674	Nationwide Health Properties, Inc.	2,032,775
88,244	Plum Creek Timber Co., Inc.	3,191,785
256,484	ProLogis	3,231,698
72,850	Public Storage	5,768,263
42,815	Rayonier, Inc.	1,795,661
56,542	Realty Income Corp.	1,579,218
48,519	Regency Centers Corp.	1,624,901
68,816	Senior Housing Properties Trust	1,434,814
130,492	Simon Property Group, Inc.	9,395,424
41,636	SL Green Realty Corp.	1,894,022
28,792	Taubman Centers, Inc.	911,555
81,552	UDR, Inc.	1,268,949
84,831	Ventas, Inc.	3,579,868
83,385	Vornado Realty Trust	5,393,342
56,595	Weingarten Realty Investors	1,056,629

		100,300,749

Real Estate Management & Development - 0.4%
128,007	CB Richard Ellis Group, Inc. Class A *	1,574,486
59,428	Forest City Enterprises, Inc. Class A *	672,131
22,642	Jones Lang LaSalle, Inc.	1,290,820
50,131	St. Joe Co. *	1,303,406

		4,840,843

Software - 0.1%
22,612	Factset Research Systems, Inc.	1,424,556

Thrifts & Mortgage Finance - 1.1%
10,842	Capitol Federal Financial	353,666
101,975	First Niagara Financial Group, Inc.	1,400,117
253,542	Hudson City Bancorp, Inc.	3,364,502
229,377	New York Community Bancorp, Inc.	3,447,536
187,151	People’s United Financial, Inc.	3,026,232
44,936	TFS Financial Corp.	577,877
60,838	Washington Federal, Inc.	1,134,629

		13,304,559

	TOTAL COMMON STOCKS
	(Cost $817,234,117)	$916,985,401

SHORT TERM INVESTMENTS - 22.4%
MONEY MARKET FUNDS- 22.4%
267,732,201	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$267,732,201

	TOTAL SHORT TERM INVESTMENTS (Cost $267,732,201)	$267,732,201

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
	TOTAL INVESTMENTS (Cost $1,084,966,318) - 99.0%	$1,184,717,602
	Other Assets in Excess of Liabilities - 1.0%	11,988,815

	TOTAL NET ASSETS - 100.0%	$1,196,706,417

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amount to $1,006,770,750.
Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	1,117,000	$846,471,447	1/19/2011	$(3,488,160)
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	727,800	555,444,944	2/07/2011	(4,606,738)
BNP Paribas	Russell 1000 Financial Services Index	125,000	96,100,966	2/14/2011	(1,741,784)
Merrill Lynch International	Russell 1000 Financial Services Index	832,500	637,941,893	2/24/2011	(8,990,149)
Deutsche Bank AG London	Russell 1000 Financial Services Index	747,500	576,535,357	7/17/2014	(12,335,288)

			$2,712,494,607		$(31,162,119)

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 102.8%
MONEY MARKET FUNDS- 102.8%
1,071,930,151	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$1,071,930,151

	TOTAL SHORT TERM INVESTMENTS (Cost $1,071,930,151)	$1,071,930,151

	TOTAL INVESTMENTS (Cost $1,071,930,151) - 102.8%	$1,071,930,151
	Liabilities in Excess of Other Assets - (2.8%)	(29,445,261)

	TOTAL NET ASSETS - 100.0%	$1,042,484,890

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $674,508,158.
Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	1,610,600	$1,263,253,413	1/10/2011	$44,451,443
Morgan Stanley Capital Services	Russell 1000 Financial Services Index	1,092,000	834,459,955	1/19/2011	8,926,784
BNP Paribas	Russell 1000 Financial Services Index	40,000	30,780,243	2/14/2011	543,261
Merrill Lynch International	Russell 1000 Financial Services Index	692,500	531,275,842	2/24/2011	7,826,960
Deutsche Bank AG London	Russell 1000 Financial Services Index	705,500	531,887,223	6/25/2014	(1,932,017)

			$3,191,656,676		$59,816,431

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 82.9%
Communications Equipment - 11.6%
32,007	Brocade Communications Systems *	$219,888
6,929	Ciena Corp. *	88,345
440,793	Cisco Systems, Inc. *	9,904,619
7,153	CommScope, Inc. *	194,633
2,897	EchoStar Corp. Class A *	55,622
6,003	F5 Networks, Inc. *	296,728
10,118	Harris Corp.	434,265
16,113	JDS Uniphase Corp. *	126,648
39,981	Juniper Networks, Inc. *	992,728
175,190	Motorola, Inc. *	1,077,418
144,669	QUALCOMM, Inc.	5,669,578
30,245	Tellabs, Inc. *	194,475

		19,254,947

Computers & Peripherals - 25.9%
68,177	Apple, Inc. *	13,098,165
237,141	Dell, Inc. *	3,059,119
5,063	Diebold, Inc.	134,524
236,422	EMC Corp. *	3,941,155
150,512	Hewlett-Packard Co.	7,084,600
100,984	International Business Machines Corp.	12,359,432
12,121	NCR Corp. *	145,088
25,430	NetApp, Inc. *	740,776
9,081	QLogic Corp. *	156,102
17,337	SanDisk Corp. *	440,707
37,558	Seagate Technology	628,345
13,198	Teradata Corp. *	369,148
17,034	Western Digital Corp. *	647,122

		42,804,283

Electronic Equipment & Instruments - 2.8%
13,090	Amphenol Corp. Class A	521,506
9,139	Arrow Electronics, Inc. *	240,082
11,544	Avnet, Inc. *	305,223
3,723	AVX Corp.	44,229
118,820	Corning, Inc.	2,148,266
4,009	Dolby Laboratories, Inc. Class A *	201,773
12,371	Ingram Micro, Inc. Class A *	209,070
14,344	Jabil Circuit, Inc.	207,701
10,064	Molex, Inc.	202,890
7,316	Tech Data Corp. *	298,127
9,134	Trimble Navigation Ltd. *	209,077
14,257	Vishay Intertechnology, Inc. *	107,498

		4,695,442

Internet Software & Services - 6.3%
13,208	Akamai Technologies, Inc. *	326,238
8,314	AOL, Inc. *	199,287
2,901	Equinix, Inc. *	279,163
12,318	Google, Inc. Class A *	6,521,396
7,316	IAC/InterActiveCorp *	146,905
2,295	Sohu.com, Inc. *	115,553
14,737	VeriSign, Inc. *	337,625
164,222	Yahoo!, Inc. *	2,464,972

		10,391,139

IT Services - 1.9%
6,951	Affiliated Computer Services, Inc. Class A *	427,625
14,791	Amdocs Ltd. *	422,875
22,324	Cognizant Technology Solutions Corp. Class A *	974,666
11,578	Computer Sciences Corp. *	593,951
2,941	DST Systems, Inc. *	133,316
5,523	NeuStar, Inc. Class A *	124,047
30,256	SAIC, Inc. *	554,592

		3,231,072

Professional Services - 0.1%
3,651	IHS, Inc. Class A *	187,807

Semiconductors & Semiconductor Equipment - 13.3%
42,685	Advanced Micro Devices, Inc. *	318,430
22,424	Altera Corp.	478,080
22,258	Analog Devices, Inc.	600,076
101,591	Applied Materials, Inc.	1,237,378
34,452	Atmel Corp. *	159,857
37,546	Broadcom Corp. Class A *	1,003,229
7,891	Cree, Inc. *	441,186
11,838	Cypress Semiconductor Corp. *	118,972
9,464	Fairchild Semiconductor International, Inc. *	84,987
12,633	Integrated Device Technology, Inc. *	71,629
427,472	Intel Corp.	8,292,957
5,485	International Rectifier Corp. *	98,949
9,341	Intersil Corp. Class A	125,823
12,983	KLA-Tencor Corp.	366,121

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment (continued) - 13.3%
9,659	Lam Research Corp. *	$318,844
16,986	Linear Technology Corp.	443,335
49,589	LSI Corp. *	247,449
39,355	Marvell Technology Group Ltd. *	685,958
23,294	Maxim Integrated Products, Inc.	407,179
17,079	MEMC Electronic Materials, Inc. *	214,854
13,975	Microchip Technology, Inc.	360,695
64,712	Micron Technology, Inc. *	564,289
17,548	National Semiconductor Corp.	232,686
7,463	Novellus Systems, Inc. *	155,977
41,742	NVIDIA Corp. *	642,409
32,124	ON Semiconductor Corp. *	231,614
17,021	PMC - Sierra, Inc. *	135,317
7,984	Rambus, Inc. *	175,169
3,415	Silicon Laboratories, Inc. *	144,250
13,229	Teradyne, Inc. *	123,559
127,769	Texas Instruments, Inc.	2,874,802
5,590	Varian Semiconductor Equipment Associates, Inc. *	163,955
20,948	Xilinx, Inc.	493,954

		22,013,969

Software - 19.5%
42,678	Activision Blizzard, Inc. *	433,608
39,981	Adobe Systems, Inc. *	1,291,386
6,698	ANSYS, Inc. *	280,378
17,436	Autodesk, Inc. *	414,802
14,132	BMC Software, Inc. *	546,060
30,015	CA, Inc.	661,531
20,138	Cadence Design Systems, Inc. *	117,002
13,830	Citrix Systems, Inc. *	574,636
18,492	Compuware Corp. *	140,354
24,681	Electronic Arts, Inc. *	401,807
24,689	Intuit, Inc. *	731,041
11,874	McAfee, Inc. *	447,650
6,144	MICROS Systems, Inc. *	175,596
588,996	Microsoft Corp.	16,597,907
26,320	Novell, Inc. *	117,650
17,527	Nuance Communications, Inc. *	263,256
267,511	Oracle Corp.	6,168,804
14,441	Red Hat, Inc. *	393,084
7,730	Rovi Corp. *	223,165
8,277	Salesforce.com, Inc. *	526,003
6,355	Sybase, Inc. *	258,458
62,741	Symantec Corp. *	1,063,460
11,014	Synopsys, Inc. *	234,268
3,924	VMware, Inc. Class A *	178,189

		32,240,095

Wireless Telecommunication Services - 1.5%
30,393	American Tower Corp. Class A *	1,290,183
22,227	Crown Castle International Corp. *	821,065
8,897	SBA Communications Corp. Class A *	294,402

		2,405,650

	TOTAL COMMON STOCKS (Cost $117,650,579)	$137,224,404

SHORT TERM INVESTMENTS - 26.6%
MONEY MARKET FUNDS- 26.6%
44,075,612	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$44,075,612

	TOTAL SHORT TERM INVESTMENTS (Cost $44,075,612)	$44,075,612

	TOTAL INVESTMENTS Cost $161,726,191) - 109.5% (b)	$181,300,016
	Liabilities in Excess of Other Assets - (9.5%)	(15,714,979)

	TOTAL NET ASSETS - 100.0%	$165,585,037

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $172,157,683.

Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Deutsche Bank AG London	Russell 1000 Technology Index	54,000	$55,981,009	6/30/2010	$(3,676,681)
Morgan Stanley Capital	Russell 1000 Technology Index	77,950	82,048,441	1/19/2011	(6,073,066)
BNP Paribas	Russell 1000 Technology Index	56,400	59,690,795	2/14/2011	(5,008,568)
Merrill Lynch International	Russell 1000 Technology Index	87,500	91,428,919	2/24/2011	(6,589,353)
Credit Suisse Capital, LLC	Russell 1000 Technology Index	94,950	90,864,661	3/1/2011	1,254,862

			$380,013,825		$(20,092,806)

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 94.3%
MONEY MARKET FUNDS- 94.3%
52,101,694	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$52,101,694

	TOTAL SHORT TERM INVESTMENTS (Cost $52,101,694)	$52,101,694

	TOTAL INVESTMENTS (Cost $52,101,694) - 94.3%	$52,101,694
	Other Assets in Excess of Liabilities - 5.7%	3,170,160

	TOTAL NET ASSETS - 100.0%	$55,271,854

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,784,240.
Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	Russell 1000 Technology Index	41,500	$40,163,004	5/6/2010	$175,594
Deutsche Bank AG London	Russell 1000 Technology Index	42,900	43,144,034	6/30/2010	1,206,194
Morgan Stanley Capital	Russell 1000 Technology Index	38,450	38,928,189	1/19/2011	1,635,653
BNP Paribas	Russell 1000 Technology Index	21,700	22,410,466	2/14/2011	1,364,400
Merrill Lynch International	Russell 1000 Technology Index	26,500	26,572,929	2/24/2011	836,782

			$171,218,622		$5,218,623

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS - 84.6%
Real Estate Investment Trusts - 84.6%
20,675	Acadia Realty Trust	$329,353
1,120	Alexander’s, Inc. *	327,365
23,831	Alexandria Real Estate Equities, Inc.	1,423,426
80,233	AMB Property Corp.	1,925,592
27,933	American Campus Communities, Inc.	716,761
64,258	Apartment Investment & Management Co. Class A	987,003
47,153	Ashford Hospitality Trust, Inc. *	248,496
43,831	AvalonBay Communities, Inc.	3,357,893
53,792	BioMed Realty Trust, Inc.	783,749
74,782	Boston Properties, Inc.	4,851,108
67,665	Brandywine Realty Trust	759,878
28,118	BRE Properties, Inc.	901,744
35,846	Camden Property Trust	1,389,749
26,297	CapLease, Inc.	120,703
67,533	CBL & Associates Properties, Inc.	675,330
24,726	Cedar Shopping Centers, Inc.	172,587
33,733	Colonial Properties Trust	371,400
31,482	Corporate Office Properties Trust	1,123,593
46,316	Cousins Properties, Inc.	354,781
110,037	DCT Industrial Trust, Inc.	544,683
74,512	Developers Diversified Realty Corp.	614,724
59,246	DiamondRock Hospitality Co. *	482,262
39,676	Digital Realty Trust, Inc.	1,904,448
53,247	Douglas Emmett, Inc.	736,406
122,818	Duke Realty Corp.	1,390,300
22,235	DuPont Fabros Technology, Inc.	369,546
13,833	EastGroup Properties, Inc.	529,251
29,095	Education Realty Trust, Inc.	153,622
23,054	Entertainment Properties Trust	804,815
15,592	Equity Lifestyle Properties, Inc.	753,405
23,678	Equity One, Inc.	396,607
150,262	Equity Residential	4,815,897
15,064	Essex Property Trust, Inc.	1,200,450
45,029	Extra Space Storage, Inc.	511,079
32,432	Federal Realty Investment Trust	2,087,972
35,497	FelCor Lodging Trust, Inc. *	134,179
30,516	First Industrial Realty Trust, Inc.	156,242
15,065	First Potomac Realty Trust	204,884
38,757	Franklin Street Properties Corp.	486,788
10,191	Getty Realty Corp.	219,820
35,506	Glimcher Realty Trust	114,329
11,900	Government Properties, Income Trust	276,199
23,264	Gramercy Capital Corp. *	75,841
159,553	HCP, Inc.	4,523,328
65,725	Health Care REIT, Inc.	2,826,175
32,544	Healthcare Realty Trust, Inc.	682,448
53,526	Hersha Hospitality Trust	194,835
38,367	Highwoods Properties, Inc.	1,159,067
18,056	Home Properties, Inc.	800,422
67,014	Hospitality Properties Trust	1,482,350
340,843	Host Hotels & Resorts, Inc. *	3,612,936
122,739	HRPT Properties Trust	818,669
41,526	Inland Real Estate Corp.	350,479
39,391	Investors Real Estate Trust	343,883
22,954	Kilroy Realty Corp.	663,141
220,448	Kimco Realty Corp.	2,782,054
32,490	Kite Realty Group Trust	123,137
34,784	LaSalle Hotel Properties	700,898
50,078	Lexington Realty Trust	297,964
56,485	Liberty Property Trust	1,717,144
11,444	LTC Properties, Inc.	290,449
51,869	Macerich Co.	1,600,159
42,103	Mack-Cali Realty Corp.	1,373,400
43,976	Medical Properties Trust, Inc.	440,200
15,485	Mid-America Apartment Communities, Inc.	726,556
12,865	National Health Investors, Inc.	437,667
43,855	National Retail Properties, Inc.	885,871
56,487	Nationwide Health Properties, Inc.	1,861,812
45,219	Omega Healthcare Investors, Inc.	846,047
11,865	Parkway Properties, Inc.	247,148
20,955	Pennsylvania REIT	187,757
26,292	Post Properties, Inc.	469,312
242,870	ProLogis	3,060,162
10,482	PS Business Parks, Inc.	501,878

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued) - 84.6%
69,280	Public Storage	$5,485,590
16,028	Ramco-Gershenson Properties Trust	152,587
57,242	Realty, Income Corp.	1,598,769
48,461	Regency Centers Corp.	1,622,959
7,360	Saul Centers, Inc.	262,310
69,668	Senior Housing Properties Trust	1,452,578
156,364	Simon Property Group, Inc.	11,258,208
40,751	SL Green Realty Corp.	1,853,763
14,798	Sovran Self Storage, Inc.	501,652
41,134	Strategic Hotels & Resorts, Inc. *	94,608
9,706	Sun Communities, Inc.	175,776
52,218	Sunstone Hotel Investors, Inc. *	448,553
21,847	Tanger Factory Outlet Centers, Inc.	836,740
29,149	Taubman Centers, Inc.	922,857
82,561	UDR, Inc.	1,284,649
6,187	Universal Health Realty Income Trust	205,408
1,795	Urstadt Biddle Properties, Inc.	25,220
9,513	Urstadt Biddle Properties, Inc. Class A	142,600
43,782	U-Store-It Trust	302,971
85,880	Ventas, Inc.	3,624,136
88,969	Vornado Realty Trust	5,754,515
31,964	Washington Real Estate Investment Trust	837,137
62,349	Weingarten Realty Investors	1,164,056
7,380	Winthrop Realty Trust	91,881

		115,891,131

	TOTAL COMMON STOCKS (Cost $107,849,776)	$115,891,131

SHORT TERM INVESTMENTS - 21.0%
MONEY MARKET FUNDS- 21.0%
28,747,058	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$28,747,058

	TOTAL SHORT TERM INVESTMENTS (Cost $28,747,058)	$28,747,058

	TOTAL INVESTMENTS (Cost $136,596,834) - 105.6% (b)	$144,638,189
	Liabilities in Excess of Other Assets - (5.6%)	(7,685,917)

	TOTAL NET ASSETS - 100.0%	$136,952,272

Percentages are stated as a percent of net assets.

*	Non-Income producing security.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $124,607,281.

Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	MSCI US REIT Index	278,000	$158,775,311	2/7/2011	$4,501,687
Merrill Lynch International	MSCI US REIT Index	134,100	$82,029,444	2/24/2011	(3,727,114)
Deutsche Bank AG London	MSCI US REIT Index	94,835	58,483,674	7/17/2014	(3,174,754)

			$299,288,429		$(2,400,181)

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 94.4%
MONEY MARKET FUNDS- 94.4%
63,620,051	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$63,620,051

	TOTAL SHORT TERM INVESTMENTS (Cost $63,620,051)	$63,620,051

	TOTAL INVESTMENTS (Cost $63,620,051) - 94.4%	$63,620,051
	Other Assets in Excess of Liabilities - 5.6%	3,796,816

	TOTAL NET ASSETS - 100.0%	$67,416,867

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,182,644.
Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	MSCI US REIT Index	148,300	$88,298,560	2/22/2011	$2,822,394
Merrill Lynch International	MSCI US REIT Index	41,450	25,151,270	2/24/2011	(304,579)
Deutsche Bank AG London	MSCI US REIT Index	157,875	95,933,285	7/17/2014	3,651,896

			$209,383,115		$6,169,711

Direxion Daily 10-Year Treasury Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
U.S. TREASURY OBLIGATIONS - 80.2%
U.S. TREASURY BONDS - 80.2%
8,000,000	U.S. Treasury Bond, 3.38% 11/15/2019 (b)	$7,850,000

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,121,935)	$7,850,000

SHORT TERM INVESTMENTS - 20.5%
MONEY MARKET FUND - 20.5%
2,015,274	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$2,015,274

	TOTAL SHORT TERM INVESTMENTS (Cost $2,015,274)	$2,015,274

	TOTAL INVESTMENTS (Cost $10,137,209) - 100.7%	$9,865,274
	Liabilities in Excess of Other Assets - (0.7%)	(72,151)

	TOTAL NET ASSETS - 100.0%	$9,793,123

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,911,200.
Direxion Daily 10-Year Treasury Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	NYSE Current 10-Year U.S. Treasury Index	13,580	$13,360,821	5/6/2010	$(89,922)
Deutsche Bank AG London	NYSE Current 10-Year U.S. Treasury Index	8,410	8,233,816	1/17/2011	(15,058)

			$21,594,637		$(104,980)

Direxion Daily 10-Year Treasury Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 74.1%
MONEY MARKET FUNDS- 74.1%
24,349,466	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	$24,349,466

	TOTAL SHORT TERM INVESTMENTS (Cost $24,349,466)	$24,349,466

	TOTAL INVESTMENTS (Cost $24,349,466) - 74.1%	$24,349,466
	Other Assets in Excess of Liabilities - 25.9%	8,500,679

	TOTAL NET ASSETS - 100.0%	$32,850,145

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,762,797.
Direxion Daily 10-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	NYSE Current 10-Year U.S. Treasury Index	56,905	$55,844,210	5/6/2010	$95,219
Deutsche Bank AG London	NYSE Current 10-Year U.S. Treasury Index	43,785	42,450,771	1/17/2011	(428,571)

			$98,294,981		$(333,352)

Direxion Daily 30-Year Treasury Bull 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
U.S. TREASURY OBLIGATIONS - 74.9%
U.S. TREASURY BONDS - 74.9%
9,000,000	U.S. Treasury Bond, 4.375% 11/15/2039 (Cost $9,146,695)	$8,808,750

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,146,695)	$8,808,750

SHORT TERM INVESTMENTS - 27.0%
MONEY MARKET FUNDS- 27.0%
3,174,114	Goldman Sachs Financial Square Government Fund, 0.04% (a)	$3,174,114

	TOTAL SHORT TERM INVESTMENTS (Cost $3,174,114)	$3,174,114

	TOTAL INVESTMENTS (Cost $12,320,809) - 101.9% (b)	$11,982,864
	Liabilities in Excess of Other Assets - (1.9%)	(220,326)

	TOTAL NET ASSETS - 100.0%	$11,762,538

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,470,650.
Direxion Daily 30-Year Treasury Bull 3X Shares
Swap Equity Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Deutsche Bank AG London	NYSE Current 30-Year U.S. Treasury Index	8,800	$7,787,382	1/17/2011	$179,727
Credit Suisse Capital, LLC	NYSE Current 30-Year U.S. Treasury Index	20,430	18,945,507	2/28/2011	(459,116)

			$26,732,889		$(279,389)

Direxion Daily 30-Year Treasury Bear 3X Shares
Schedule of Investments
January 31, 2010 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 104.5%
MONEY MARKET FUNDS- 104.5%
123,253,891	Goldman Sachs Financial Square Government Fund, 0.04% (a) (b)	$123,253,891

	TOTAL SHORT TERM INVESTMENTS (Cost $123,253,891)	$123,253,891

	TOTAL INVESTMENTS (Cost $123,253,891) - 104.5%	$123,253,891
	Liabilities in Excess of Other Assets -(4.5%)	(5,332,966)

	TOTAL NET ASSETS - 100.0%	$117,920,925

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at January 31, 2010.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,216,973.
Direxion Daily 30-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
January 31, 2010 (Unaudited)

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Deutsche Bank AG London	NYSE Current 30-Year U.S. Treasury Index	112,630	$99,324,479	1/17/2011	$(2,832,493)
Credit Suisse Capital, LLC	NYSE Current 30-Year U.S. Treasury Index	277,530	254,098,674	1/27/2011	2,423,962

			$353,423,153		$(408,531)

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bull	Large Cap Bear	Mid Cap Bull 3X
	3X Shares	3X Shares	Shares
Cost	$260,940,601	$606,606,276	$32,392,618

Gross Unrealized Appreciation	22,573,353	—	3,718,265

Gross Unrealized Depreciation	(55,077,180)	(285,197,690)	(181,118)

Net Unrealized Appreciation (Depreciation)	$(32,503,827)	$(285,197,690)	$3,537,147

	Direxion Daily	Direxion Daily	Direxion Daily
	Mid Cap Bear	Small Cap Bull	Small Cap Bear
	3X Shares	3X Shares	3X Shares
Cost	$25,637,103	$234,403,851	$771,372,090

Gross Unrealized Appreciation	—	35,933,706	—

Gross Unrealized Depreciation	(8,984,398)	(40,565,300)	(240,493,799)

Net Unrealized Appreciation (Depreciation)	$(8,984,398)	$(4,631,594)	$(240,493,799)

	Direxion Daily	Direxion Daily	Direxion Daily
	Developed	Developed	Emerging
	Markets Bull 3X	Markets Bear 3X	Markets Bull 3X
	Shares	Shares	Shares
Cost	$17,135,377	$9,582,892	$405,220,316

Gross Unrealized Appreciation	1,329,999	—	5,569,471

Gross Unrealized Depreciation	(32,018)	(3,440,080)	(5,567,203)

Net Unrealized Appreciation (Depreciation)	$1,297,981	$(3,440,080)	$2,268

	Direxion Daily
	Emerging	Direxion Daily	Direxion Daily
	Markets Bear 3X	China Bull 3X	China Bear 3X
	Shares	Shares	Shares
Cost	$197,912,450	$28,099,091	$7,338,252

Gross Unrealized Appreciation	—	49,306	—

Gross Unrealized Depreciation	(45,891,980)	(1,855,037)	—

Net Unrealized Appreciation (Depreciation)	$(45,891,980)	$(1,805,731)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Latin America	Energy Bull 3X
	Bull 3X Shares	Bear 3X Shares	Shares
Cost	$20,983,193	$8,230,459	$160,922,678

Gross Unrealized Appreciation	18,614	—	5,654,050

Gross Unrealized Depreciation	(1,718,341)	—	(13,613,290)

Net Unrealized Appreciation (Depreciation)	$(1,699,727)	$—	$(7,959,240)

	Direxion Daily	Direxion Daily	Direxion Daily
	Energy Bear 3X	Financial Bull	Financial Bear
	Shares	3X Shares	3X Shares
Cost	$62,969,348	$1,294,785,968	$2,486,438,892

Gross Unrealized Appreciation	—	107,576,137	—

Gross Unrealized Depreciation	(3,216,667)	(217,644,503)	(1,414,508,741)

Net Unrealized Appreciation (Depreciation)	$(3,216,667)	$(110,068,366)	$(1,414,508,741)

	Direxion Daily	Direxion Daily	Direxion Daily
	Technology Bull	Technology	Real Estate Bull
	3X Shares	Bear 3X Shares	3X Shares
Cost	$165,014,725	$64,240,250	$146,389,551

Gross Unrealized Appreciation	16,689,325	—	8,112,253

Gross Unrealized Depreciation	(404,034)	(12,138,556)	(9,863,615)

Net Unrealized Appreciation (Depreciation)	$16,285,291	$(12,138,556)	$(1,751,362)

		Direxion Daily
	Direxion Daily	10-Year	Direxion Daily 10-
	Real Estate	Treasury Bull 3X	Year Treasury
	Bear 3X Shares	Shares	Bear 3X Shares
Cost	$72,000,516	$10,741,266	$25,317,570

Gross Unrealized Appreciation	—	—	—

Gross Unrealized Depreciation	(8,380,465)	(875,992)	(968,104)

Net Unrealized Appreciation (Depreciation)	$(8,380,465)	$(875,992)	$(968,104)

	Direxion Daily	Direxion Daily
	30-Year	30-Year
	Treasury Bull	Treasury Bear
	3X Shares	3X Shares
Cost	$13,148,178	$143,893,956

Gross Unrealized Appreciation	—	—

Gross Unrealized Depreciation	(1,165,314)	(20,640,065)

Net Unrealized Appreciation (Depreciation)	$(1,165,314)	$(20,640,065)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

VALUATION MEASUREMENTS
The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 – Quoted prices in active markets for identical securities
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, provides additional guidance for estimating fair value in accordance with Fair Value Measurement, when the volume and level of activity for the asset or liability have significantly decreased. This also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments at January 31, 2010:

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$179,670,317	$—	$—	$179,670,317	$—	$—	$—	$—
Short Term Investments	48,766,457	—	—	48,766,457	321,408,586	—	—	321,408,586
Other Financial Instruments*	—	12,874,275	—	12,874,275	—	(4,886,324)	—	(4,886,324)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$30,539,382	$—	$—	$30,539,382	$—	$—	$—	$—
Short Term Investments	5,390,383	—	—	5,390,383	16,652,705	—	—	16,652,705
Other Financial Instruments*	—	4,774,115	—	4,774,115	—	(1,178,416)	—	(1,178,416)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$188,229,309	$—	$—	$188,229,309	$—	$—	$—	$—
Short Term Investments	41,542,948	—	—	41,542,948	530,878,291	—	—	530,878,291
Other Financial Instruments*	—	(3,894,520)	—	(3,894,520)	—	8,948,336	—	8,948,336

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$15,160,526	$—	$—	$15,160,526	$—	$—	$—	$—
Investment Companies	83,038	—	—	83,038	—	—	—	—
Short Term Investments	3,189,794	—	—	3,189,794	6,142,812	—	—	6,142,812
Other Financial Instruments*		(1,217,268)	—	(1,217,268)	—	846,794	—	846,794

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$237,626,479	$—	$—	$237,626,479	$—	$—	$—	$—
Preferred Shares	65,449,950	—	—	65,449,950	—	—	—	—
Short Term Investments	102,146,155	—	—	102,146,155	152,020,470	—	—	152,020,470
Other Financial Instruments*	—	(46,731,769)	—	(46,731,769)	—	25,431,033	—	25,431,033

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$17,598,441	$—	$—	$17,598,441	$—	$—	$—	$—
Short Term Investments	8,694,919	—	—	8,694,919	7,338,252	—	—	7,338,252
Other Financial Instruments*	—	(5,254,640)	—	(5,254,640)	—	1,845,443	—	1,845,443

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$6,911,571	$—	$—	$6,911,571	$—	$—	$—	$—
Preferred Shares	6,214,709	—	—	6,214,709	—	—	—	—
Short Term Investments	6,157,186	—	—	6,157,186	8,230,459	—	—	8,230,459
Other Financial Instruments*	—	(3,757,707)	—	—	—	2,384,606	—	2,384,606

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$120,871,838	$—	$—	$120,871,838	$—	$—	$—	$—
Short Term Investments	32,091,600	—	—	32,091,600	59,752,681	—	—	59,752,681
Other Financial Instruments*	—	(11,673,498)	—	(11,673,498)	—	7,106,589	—	7,106,589

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$916,985,401	$—	$—	$916,985,401	$—	$—	$—	$—
Short Term Investments	267,732,201	—	—	267,732,201	1,071,930,151	—	—	1,071,930,151
Other Financial Instruments*	—	(31,162,119)	—	(31,162,119)	—	59,816,431	—	59,816,431

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$137,224,404	$—	$—	$137,224,404	$—	$—	$—	$—
Short Term Investments	44,075,612	—	—	44,075,612	52,101,694	—	—	52,101,694
Other Financial Instruments*	—	(20,092,806)	—	(20,092,806)	—	5,218,623	—	5,218,623

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Common Stocks	$115,891,131	$—	$—	$115,891,131	$—	$—	$—	$—
Short Term Investments	28,747,058	—	—	28,747,058	63,620,051	—	—	63,620,051
Other Financial Instruments*	—	(2,400,181)	—	(2,400,181)	—	6,169,711	—	6,169,711

	Direxion Daily 10-Year Treasury Bull 3X Shares				Direxion Daily 10-Year Treasury Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Treasury Bonds	$—	$7,850,000	$—	$7,850,000	$—	$—	$—	$—
Short Term Investments	2,015,274	—	—	2,015,274	24,349,466	—	—	24,349,466
Other Financial Instruments*	—	(104,980)	—	(104,980)	—	(333,352)	—	(333,352)

	Direxion Daily 30-Year Treasury Bull 3X Shares				Direxion Daily 30-Year Treasury Bear 3X Shares
	Level 1#	Level 2	Level 3	Total	Level 1#	Level 2	Level 3	Total
Treasury Bonds	$—	$8,808,750	$—	$8,808,750	$—	$—	$—	$—
Short Term Investments	3,174,114	—	—	3,174,114	123,253,891	—	—	123,253,891
Other Financial Instruments*		(279,389)	—	(279,389)	—	(408,531)	—	(408,531)

#	All portfolio holdings designated as level 1 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for specifics of the portfolio holdings.

*	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Funds did not hold Level 3 securities during the period reported.

Item 2. Controls and Procedures.
(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls are procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DirexionShares ETF Trust

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date March 22, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President

Date March 22, 2010

By (Signature and Title)	/s/ Guy Talarico
Guy Talarico, Principal Financial Officer

Date March 22, 2010